Consolidated Schedule of Investments (unaudited) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands — 0.3%
AGL Core CLO 5 Ltd.(a)(b)
Series 2020-5A, Class A2, (3 mo. LIBOR US + 2.35%), 2.65%, 07/20/30	USD	1,500	$1,489,386
Series 2020-5A, Class B, (3 mo. LIBOR US + 2.78%), 3.08%, 07/20/30		2,025	2,006,874
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.13%, 10/15/29(a)(b)		373	364,921
Atrium XII(a)(b)
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.09%, 04/22/27		1,131	1,114,758
Series 12A, Class BR, (3 mo. LIBOR US + 1.35%), 1.61%, 04/22/27		695	670,526
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.76%, 11/21/30(a)(b)		600	577,230
Bain Capital Credit CLO Ltd., Series 2020-2A, Class B1, (3 mo. LIBOR US + 2.50%), 2.86%, 07/19/31(a)(b)		1,575	1,562,754
Benefit Street Partners CLO II Ltd., Series 2013- IIA, Class A1R, (3 mo. LIBOR US + 1.25%), 1.53%, 07/15/29(a)(b)		1,155	1,141,027
Benefit Street Partners CLO XII Ltd., Series 2017- 12A, Class A1, (3 mo. LIBOR US + 1.25%), 1.53%, 10/15/30(a)(b)		1,147	1,127,932
Benefit Street Partners CLO XIX Ltd., Series 2019- 19A, Class A, (3 mo. LIBOR US + 1.35%), 1.63%, 01/15/33(a)(b)		1,100	1,079,199
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class A, (3 mo. LIBOR US + 1.34%), 1.62%, 10/15/32(a)(b)		2,484	2,439,641
Birch Grove CLO Ltd., Series 19X, Class A, 1.80%, 06/15/31(c)		3,343	3,281,242
BlueMountain CLO Ltd.(a)(b)
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.44%, 10/22/30		461	452,129
Series 2014-2A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.02%, 10/20/30		465	451,267
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.25%, 07/28/28(a)(b)		1,250	1,225,159
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.62%, 04/20/29(a)(b)		892	869,577
CIFC Funding Ltd.(a)
Series 2015-5A, Class A1R, (3 mo. LIBOR US + 0.86%), 1.10%, 10/25/27(b)		1,342	1,319,236
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.22%), 1.49%, 07/20/30(b)		1,894	1,859,340
Series 2017-4A, Class A1, 1.51%, 10/24/30(c)		1,405	1,387,909
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.04%), 1.31%, 04/20/31(b)		520	508,064
Dryden 33 Senior Loan Fund, Series 2014-33A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.03%, 04/15/29(a)(b)		250	245,116
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.18%, 04/15/29(a)(b)		1,157	1,133,329
Elmwood CLO I Ltd., Series 2019-1A, Class B, 2.17%, 04/20/30(a)(c)		250	245,376

Security		Par (000)	Value

Cayman Islands (continued)
Elmwood CLO II Ltd., Series 2019-2A, Class B, 2.37%, 04/20/31(a)(c)	USD	825	$815,883
Figueroa CLO Ltd., Series 2014-1A, Class CR, 2.38%, 01/15/27(a)(c)		500	483,511
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.22%, 04/17/31(a)(b)		437	425,838
KKR CLO 11 Ltd., Series 11, Class AR, (3 mo. LIBOR US + 1.18%), 1.46%, 01/15/31(a)(b)		1,405	1,375,444
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.16%), 1.42%, 07/23/29(a)(b)		901	890,281
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.77%, 04/19/30(a)(b)		550	530,937
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.46%, 10/21/30(a)(b)		1,538	1,519,305
Madison Park Funding XXXVI Ltd., Series 2019- 36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.13%, 01/15/33(a)(b)		1,481	1,447,812
Mariner CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 2.44%, 04/20/33(a)(b)		2,484	2,441,384
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (3 mo. LIBOR US + 2.20%), 2.37%, 07/20/31(a)(b)(d)		375	374,213
OCP CLO Ltd.(a)
Series 2015-9A, Class A1R, (3 mo. LIBOR US + 0.80%), 1.08%, 07/15/27(b)		549	544,513
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.54%, 07/15/30(b)		1,157	1,145,384
Series 2017-13A, Class A2A, 2.08%, 07/15/30(c)		1,146	1,119,983
Octagon Investment Partners 32 Ltd., Series 2017- 1A, Class B1, (3 mo. LIBOR US + 1.70%), 1.98%, 07/15/29(a)(b)		335	327,200
Octagon Investment Partners 36 Ltd., Series 2018- 1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.25%, 04/15/31(a)(b)		1,151	1,123,351
Octagon Investment Partners 46 Ltd.(a)(b)(e)
Series 2020-2A, Class A, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/33		2,750	2,750,000
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.48%, 07/15/33		800	800,000
OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.07%, 07/20/32(a)(b)		922	896,423
Palmer Square CLO Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.30%, 04/18/31(a)(b)		250	245,082
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.05%), 1.33%, 07/15/26(a)(b)		1,750	1,677,774
Park Avenue Institutional Advisers CLO Ltd., Series 2019-1A, Class A2A, 2.28%, 05/15/32(a)(c)		250	244,769
RR 11 Ltd., Series 2020-11A, Class A2, 1.00%, 10/15/31(a)(b)(e)		875	869,873
RR 2 Ltd., Series 2017-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.88%, 10/15/29(a)(b)		1,147	1,111,006

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.28%), 1.55%, 04/20/29(a)(b)	USD	431	$425,601
TICP CLO XIV Ltd., Series 2019-14A, Class A1B, (3 mo. LIBOR US + 1.70%), 1.97%, 10/20/32(a)(b)		500	494,571
Tryon Park CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.78%, 04/15/29(a)(b)		431	415,989
York CLO 3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 2.02%, 10/20/29(a)(b)		2,025	1,971,636
York CLO 6 Ltd., Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.35%), 1.61%, 07/22/32(a)(b)		3,122	3,072,108

			56,091,863

Ireland — 0.0%
Anchorage Capital Europe CLO 2 DAC, Series 2A, Class B, 1.80%, 05/15/31(a)(c)	EUR	500	587,028
Aqueduct European CLO DAC(b)
Series 2019-4A, Class B1, (3 mo. Euribor + 1.80%), 1.80%, 07/15/32(a)		475	555,876
Series 2019-4X, Class B1, (3 mo. Euribor + 1.80%), 1.80%, 07/15/32		593	693,967
Arbour CLO II DAC, Series 2014-2X, Class B2R, (3 mo. Euribor + 1.50%), 1.50%, 05/15/30(b)		375	444,892
Ares European CLO XI BV, Series 11X, Class B1, 1.85%, 04/15/32(c)		593	688,583
Avoca CLO XV DAC, Series 15X, Class B2R, 1.05%, 04/15/31(c)		134	151,278
Avoca CLO XVII Designated Activity Co., Series 17X, Class AR, (3 mo. Euribor + 0.96%), 0.96%, 10/15/32(b)		406	469,658
Cairn CLO XII DAC, Series 2020-12A, Class B, (3 mo. Euribor + 2.30%), 2.30%, 04/15/33(a)(b)(e)		460	541,857
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. Euribor + 1.60%), 1.60%, 04/15/33(b)		593	670,745
Harvest CLO XVIII DAC, Series 18X, Class B, 1.20%, 10/15/30(c)		662	752,345
Holland Park CLO DAC, Series 1X, Class A1RR, (3 mo. Euribor + 0.92%), 0.92%, 11/14/32(b)		390	446,119
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. Euribor + 1.80%), 1.80%, 08/15/32(b)		593	689,151
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class B1, (3 mo. Euribor + 1.55%), 1.55%, 02/21/30(b)		460	532,332
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, 1.20%, 01/20/32(c)		456	519,080
OCP Euro CLO DAC, Series 2017-2X, Class B, 1.35%, 01/15/32(c)		456	524,262
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, 1.85%, 12/20/31(c)		593	693,727
RRE 2 Loan Management DAC, Series 2A, Class B, (3 mo. Euribor + 1.80%), 1.80%, 01/15/32(a)(b)		715	827,024

Security		Par (000)	Value

Ireland (continued)
Sound Point Euro CLO II Funding DAC, Series 2X, Class A, (3 mo. Euribor + 1.11%), 1.11%, 10/26/32(b)	EUR	460	$538,005
Voya Euro CLO II DAC, Series 2X, Class B1, 1.90%, 07/15/32(c)		243	279,158

			10,605,087

Netherlands — 0.0%
Ares European CLO X BV, Series 10X, Class B1, 1.70%, 10/15/31(c)		165	191,583
Avoca CLO XVII Designated Activity Co., Series 17A, Class B1R, (3 mo. Euribor + 1.70%), 1.70%, 10/15/32(a)(b)		500	580,829

			772,412

United States — 0.6%
AIMCO CLO, Series 2018-AA, Class B, (3 mo. LIBOR US + 1.40%), 1.67%, 04/17/31(a)(b)	USD	466	446,653
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.93%, 01/15/28(a)(b)		459	446,512
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.36%, 04/15/31(a)(b)		550	538,885
Apidos CLO XV, Series 2013-15A, Class A1RR, 1.28%, 04/20/31(a)(c)		1,770	1,736,494
Ares LV CLO Ltd., Series 2020-55A, Class B, (3 mo. LIBOR US + 2.50%), 2.87%, 04/15/31(a)(b)		2,750	2,729,701
Ares XXIX CLO Ltd., Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.30%), 2.57%, 04/17/26(a)(b)		500	494,475
Barings CLO Ltd., Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.35%, 07/20/28(a)(b)		1,147	1,132,817
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.56%, 07/25/31(a)(b)		625	619,750
California Street CLO XII Ltd., Series 2013-12A, Class CR, (3 mo. LIBOR US + 2.10%), 2.38%, 10/15/25(a)(b)		613	597,673
Canyon Capital CLO Ltd., Series 2019-1A, Class B, 2.28%, 04/15/32(a)(c)		550	532,703
Chenango Park CLO Ltd., Series 2018-1A, Class A2, 1.83%, 04/15/30(a)(c)		1,143	1,102,388
CIFC Funding Ltd.(a)(b)
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.80%), 2.07%, 07/20/30		637	617,071
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 07/15/32		2,475	2,467,008
Clear Creek CLO, Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.47%, 10/20/30(a)(b)		400	391,794
Cook Park CLO Ltd., Series 2018-1A, Class B, 1.67%, 04/17/30(a)(c)		1,148	1,099,787
Deer Creek Clo Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.45%, 10/20/30(a)(b)		900	886,778

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Elmwood CLO V Ltd.(a)(b)
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 2.02%, 07/24/31	USD	2,750	$2,731,124
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 0.27%, 07/24/31		375	374,847
Goldentree Loan Management US Clo 6 Ltd., Series 2019-6A, Class B1, (3 mo. LIBOR US + 1.90%), 2.17%, 01/20/33(a)(b)		924	896,043
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.65%, 04/15/33(a)(b)		4,718	4,626,047
Madison Park Funding XII Ltd., Series 2014-12A, Class B1R, (3 mo. LIBOR US + 1.65%), 1.92%, 07/20/26(a)(b)		559	552,650
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(a)(e)		5,860	5,858,819
Navient Private Education Loan Trust, Series 2014- AA, Class A3, (1 mo. LIBOR US + 1.60%), 1.76%, 10/15/31(a)(b)		5,929	5,945,408
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 01/15/43(a)		2,364	2,421,522
OCP CLO Ltd., Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.82%, 07/20/31(a)(b)		450	450,014
OHA Loan Funding Ltd., Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.34%), 1.62%, 11/15/32(a)(b)		2,700	2,645,154
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(a)		20,810	21,645,118
Palmer Square Loan Funding Ltd.(a)
Series 2019-2A, Class A2, 1.87%, 04/20/27(c)		1,663	1,618,445
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.85%, 08/20/27(b)		500	492,190
Series 2020-3A, Class A2, (3 mo. LIBOR US + 2.40%), 2.71%, 07/20/28(b)		1,375	1,368,880
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, 2.16%, 08/23/31(a)(c)		610	593,856
RR 10 Ltd.(a)(b)
Series 2020-10A, Class A2A, (3 mo. LIBOR US + 2.50%), 2.75%, 07/15/33		1,875	1,860,512
Series 2020-10A, Class A2B, (3 mo. LIBOR US + 3.00%), 3.25%, 07/15/33		1,875	1,869,769
SLM Private Credit Student Loan Trust(b)
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.64%, 06/15/39		4,553	4,290,269
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.60%, 06/15/39		6,894	6,325,552
Series 2007-A, Class A4A, (3 mo. LIBOR US + 0.24%), 0.55%, 12/16/41		7,365	7,015,416
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.91%, 10/15/41(a)(b)		16,108	17,429,561
SMB Private Education Loan Trust(a)
Series 2019-A, Class A2A, 3.44%, 07/15/36		5,978	6,272,145
Series 2020-PTA, Class A2A, 1.60%, 09/15/54		10,759	10,751,450
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 06/15/48(a)		3,790	3,991,466

Security		Par (000)	Value

United States (continued)
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	USD	1,765	$1,827,829
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 2.92%, 04/20/33(a)(b)		1,663	1,634,974
Whitebox Clo I Ltd., Series 2019-1A, Class ANA, (3 mo. LIBOR US + 1.41%), 1.67%, 07/24/32(a)(b)		397	386,952
York CLO 1 Ltd., Series 2014-1A, Class BRR, 1.91%, 10/22/29(a)(c)		466	449,781

			132,166,282

Total Asset-Backed Securities — 0.9% (Cost: $195,838,939)			199,635,644

		Shares

Common Stocks

Australia — 0.3%
BHP Group Ltd.		16,194	426,369
BHP Group PLC		313,197	6,772,388
Brambles Ltd.		45,076	348,022
CSL Ltd.		1,113	216,481
Glencore PLC(f)		162,180	371,158
Goodman Group		29,821	362,582
Newcrest Mining Ltd.		451,648	11,506,095
Quintis HoldCo Pty. Ltd.(d)(g)		43,735,802	37,496,454
Rio Tinto PLC		110,949	6,753,708
Wesfarmers Ltd.		20,414	678,719

			64,931,976

Belgium — 0.1%
KBC Group NV		360,691	20,565,288

Brazil — 0.2%
B3 SA — Brasil Bolsa Balcao		78,633	956,279
Banco do Brasil SA		30,849	198,581
Banco Santander Brasil SA		36,891	211,380
Centrais Eletricas Brasileiras SA		17,279	122,358
CPFL Energia SA		20,533	123,594
Engie Brasil Energia SA		67,171	594,509
Natura & Co. Holding SA		10,219	92,149
Neon Payments Ltd (d)(e)		19,718	6,772,542
Vale SA, ADR		391,966	4,562,484
Wheaton Precious Metals Corp.		430,054	23,331,983

			36,965,859

Canada — 0.5%
Barrick Gold Corp.		648,503	18,741,686
Brookfield Asset Management, Inc., Class A		8,754	282,726
Constellation Software, Inc.		608	719,173
Enbridge, Inc.		3,077,896	98,510,136
Fairfax Financial Holdings Ltd.		2,167	678,970
George Weston Ltd.		693	52,343
Loblaw Cos. Ltd.		3,115	161,605
Manulife Financial Corp.		4,535	60,774
Nutrien Ltd.		12,932	421,138

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Restaurant Brands International, Inc.	2,792	$157,688
Thomson Reuters Corp.	12,801	893,189

		120,679,428

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	49,431	739,982

China — 2.2%
58.com, Inc., ADR(f)	4,138	229,121
AAC Technologies Holdings, Inc.	709,500	5,593,675
Agile Group Holdings Ltd.	164,000	208,104
Aier Eye Hospital Group Co. Ltd., Class A	1,003,956	6,512,062
Alibaba Group Holding Ltd.(f)	210,300	6,598,381
Alibaba Group Holding Ltd., ADR(f)	268,687	67,445,811
Alibaba Health Information Technology Ltd.(f)	534,000	1,478,158
Amoy Diagnostics Co. Ltd., Class A	431,750	4,854,440
Anhui Conch Cement Co. Ltd., Class H	50,000	378,107
Anhui Gujing Distillery Co. Ltd., Class B	17,800	196,340
ANTA Sports Products Ltd.	770,000	7,309,600
Asymchem Laboratories Tianjin Co. Ltd., Class A	143,503	4,484,940
Autobio Diagnostics Co. Ltd., Class A	223,378	5,199,915
Baidu, Inc., ADR(f)	2,101	250,859
Beijing Enterprises Holdings Ltd.	99,000	346,454
Bilibili, Inc., ADR(f)	3,368	146,777
Brilliance China Automotive Holdings Ltd.	2,940,000	3,002,187
China CITIC Bank Corp. Ltd., Class H	449,000	195,910
China East Education Holdings Ltd.(a)	76,500	179,864
China Feihe Ltd.(a)	332,000	638,988
China Merchants Bank Co. Ltd., Class H	1,168,000	5,451,038
China Mobile Ltd.	150,000	1,023,920
China National Building Material Co. Ltd., Class H	260,000	403,776
China Oilfield Services Ltd., Class H	1,652,000	1,288,958
China Resources Cement Holdings Ltd.	366,000	501,088
China Resources Pharmaceutical Group Ltd.(a)	1,194,000	678,169
China Resources Power Holdings Co. Ltd.	418,000	532,905
China Telecom Corp. Ltd., Class H	3,080,000	914,531
China Unicom Hong Kong Ltd.	1,210,000	673,034
China United Network Communications Ltd., Class A	290,900	211,480
CNOOC Ltd.	261,000	275,486
Country Garden Services Holdings Co. Ltd.	80,298	484,466
CRRC Corp. Ltd., Class H	412,000	179,327
Dali Foods Group Co. Ltd.(a)	606,500	370,664
Glodon Co. Ltd., Class A	521,830	5,713,996
Gree Electric Appliances, Inc. of Zhuhai, Class A	751,700	6,116,764
GSX Techedu, Inc., ADR(f)	806	71,831
Guangdong Marubi Biotechnology Co. Ltd., Class A	305,800	3,369,333
Guangzhou Automobile Group Co. Ltd., Class A	1,488,262	2,300,060
Guangzhou Automobile Group Co. Ltd., Class H	3,480,000	3,326,102
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,874,800	3,811,870
Guotai Junan Securities Co. Ltd., Class H(a)	33,800	55,945
Haidilao International Holding Ltd.(a)(h)	777,000	3,578,029
Haitong Securities Co. Ltd., Class H(f)	198,800	184,950
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,258,097	11,954,242
Hangzhou Robam Appliances Co. Ltd., Class A	1,408,133	7,719,015
Hangzhou Tigermed Consulting Co. Ltd., Class A	373,762	5,758,107

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(e)(f)	313,400	$4,043,715
Han’s Laser Technology Industry Group Co. Ltd., Class A	1,149,132	6,573,418
Hansoh Pharmaceutical Group Co. Ltd.(a)(f)	18,000	77,963
Huazhu Group Ltd., ADR	175,478	6,024,160
Hundsun Technologies, Inc., Class A	365,890	5,731,717
Industrial & Commercial Bank of China Ltd., Class H	8,155,000	4,778,352
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	692,914	3,629,629
Inspur Electronic Information Industry Co. Ltd., Class A	512,404	2,805,297
JD.com, Inc., ADR(f)	8,553	545,596
Jiangxi Copper Co. Ltd., Class H	213,000	254,585
Kingdee International Software Group Co. Ltd.(f)	7,206,000	19,930,554
Kunlun Energy Co. Ltd.	566,000	474,179
Kweichow Moutai Co. Ltd., Class A	21,800	5,235,153
Lenovo Group Ltd.	552,000	332,771
Li Auto, Inc., ADR(f)	1,228,411	19,654,576
Li Ning Co. Ltd.	68,000	219,178
Meituan Dianping, Class B(f)	216,200	5,350,191
Momo, Inc., ADR	33,007	609,639
NetEase, Inc., ADR	20,844	9,555,307
New Oriental Education & Technology Group, Inc., ADR(f)	34,996	4,906,439
Offcn Education Technology Co. Ltd., Class A	38,900	178,094
PICC Property & Casualty Co. Ltd., Class H	416,000	328,740
Ping An Insurance Group Co. of China Ltd., Class A	447,300	4,851,765
Qingdao Haier Co. Ltd., Class A	1,707,116	4,398,169
Shanghai International Airport Co. Ltd., Class A	407,268	3,955,801
Shenzhen Goodix Technology Co. Ltd., Class A	5,500	164,081
Shenzhen Inovance Technology Co. Ltd., Class A	918,700	6,609,592
Silergy Corp.	135,000	8,098,719
Tencent Holdings Ltd.	1,861,300	127,681,744
Tingyi Cayman Islands Holding Corp.	248,000	462,321
Trip.com Group Ltd., ADR(f)(h)	346,298	9,419,306
Venus MedTech Hangzhou, Inc., Class H(a)(f)(h)	601,000	5,785,011
Venustech Group, Inc., Class A	1,034,688	5,837,852
Vipshop Holdings Ltd., ADR(f)	25,061	570,639
Want Want China Holdings Ltd.	4,867,000	3,601,823
Wens Foodstuffs Group Co. Ltd., Class A	25,080	85,263
Wilmar International Ltd.	54,000	182,531
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	361,834	5,481,551
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	20,100	131,199
WuXi AppTec Co. Ltd., Class A	382,211	6,181,170
Wuxi Biologics Cayman, Inc.(a)(f)	279,000	5,759,632
Yifeng Pharmacy Chain Co. Ltd., Class A	419,120	5,179,716
Yihai International Holding Ltd.(f)	339,000	4,158,992
Yonyou Network Technology Co. Ltd., Class A	564,209	3,795,286
Yum China Holdings, Inc.	166,072	8,509,529
Zhuzhou CRRC Times Electric Co. Ltd., Class H	64,000	224,815

		504,564,539

Denmark — 0.1%
AP Moeller — Maersk A/S, Class B	144	185,390

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
DSV Panalpina AS	73,403	$10,044,134
Genmab A/S(f)	13,522	4,654,359

		14,883,883

Finland — 0.3%
Fortum OYJ	44,459	902,375
Neste OYJ	1,228,560	56,429,650
Nokia OYJ(f)	842,977	4,046,392

		61,378,417

France — 2.2%
Arkema SA	228,606	23,783,060
Carrefour SA	45,931	729,978
Cie de Saint-Gobain(f)	168,417	6,230,593
Danone SA	1,895,609	126,879,309
Eiffage SA(f)	79,902	6,982,867
Engie SA(f)	26,373	351,319
EssilorLuxottica SA(f)	420,938	56,066,827
Kering SA	14,877	8,430,589
LVMH Moet Hennessy Louis Vuitton SE	126,371	54,951,556
Pernod Ricard SA	19,477	3,347,117
Safran SA(f)	734,311	78,095,244
Sanofi	1,246,841	130,914,698
Schneider Electric SE	5,288	606,340
TOTAL SE	10,463	395,959
Vivendi SA	30,830	818,118

		498,583,574

Germany — 1.8%
adidas AG(f)	262,635	72,428,755
Bayer AG, Registered Shares	3,165	210,262
Continental AG	828	79,984
Deutsche Boerse AG	6,358	1,156,799
Deutsche Post AG, Registered Shares(f)	23,478	952,976
Deutsche Telekom AG, Registered Shares	5,837,689	97,458,741
Evonik Industries AG	11,774	318,089
Henkel AG & Co. KGaA	7,299	634,218
Siemens AG, Registered Shares	1,697,623	216,338,270
Vonovia SE	235,152	15,199,247

		404,777,341

Hong Kong — 0.8%
AIA Group Ltd.	11,702,400	105,519,825
CK Infrastructure Holdings Ltd.	686,000	3,577,211
CLP Holdings Ltd.	488,000	4,614,379
Hang Lung Properties Ltd.	3,247,000	7,966,059
HKT Trust & HKT Ltd.(i)	3,245,000	4,781,470
Hong Kong Exchanges & Clearing Ltd.	1,500	71,420
Hysan Development Co. Ltd.	750,000	2,071,999
Jardine Matheson Holdings Ltd.	114,500	4,682,740
Sun Hung Kai Properties Ltd.	3,099,666	37,697,489
WH Group Ltd.(a)	4,204,000	3,742,220

		174,724,812

India — 0.5%
Bharti Infratel Ltd.	23,807	61,053
HDFC Asset Management Co. Ltd.(a)	4,763	153,794
Hindustan Unilever Ltd.	85,984	2,536,461
Oil & Natural Gas Corp. Ltd.	45,587	47,667
Petronet LNG Ltd.	741,866	2,455,194
Reliance Industries Ltd.	4,059,803	108,568,762
Vedanta Ltd.	453,746	693,634

Security	Shares	Value

India (continued)
Wipro Ltd.	60,528	$226,891
Zee Entertainment Enterprises Ltd.	1,498,003	2,769,944

		117,513,400

Indonesia — 0.0%
Bank Central Asia Tbk PT	3,419,500	7,324,473

Italy — 1.7%
Enel SpA	21,603,800	197,902,180
RAI Way SpA(a)	3,873,143	25,504,244
Snam SpA	1,551,836	8,261,129
UniCredit SpA(f)	15,646,577	143,603,327

		375,270,880

Japan — 2.2%
Ajinomoto Co., Inc.	3,628,100	65,522,063
Astellas Pharma, Inc.	4,304,350	67,139,077
Canon, Inc.	28,100	452,200
East Japan Railway Co.	683,173	39,381,267
Eisai Co. Ltd.	3,400	274,402
FamilyMart Co. Ltd.	15,000	336,717
FUJIFILM Holdings Corp.	13,400	599,282
Fujitsu Ltd.	1,400	187,453
Hitachi Ltd.	12,300	368,435
Hoya Corp.	673,317	66,402,143
KDDI Corp.	448,500	14,261,152
Keyence Corp.	30,800	12,987,954
Maeda Road Construction Co. Ltd.	80,100	1,456,372
Marubeni Corp.	50,300	231,577
Mitsubishi Corp.	9,400	189,408
Mitsubishi Estate Co. Ltd.	718,600	10,322,895
Mitsubishi Heavy Industries Ltd.	43,500	1,011,966
Murata Manufacturing Co. Ltd.	869,920	55,875,518
NEC Corp.	5,800	324,948
Nintendo Co. Ltd.	900	395,829
Nippon Telegraph & Telephone Corp.	471,700	10,948,846
Nomura Holdings, Inc.	37,600	176,952
NTT Data Corp.	31,300	355,857
Olympus Corp.	10,100	181,663
Otsuka Holdings Co. Ltd.	8,300	344,230
Panasonic Corp.	10,800	93,543
Rakuten, Inc.	48,000	441,087
Sekisui House Ltd.	6,800	124,194
Seven & i Holdings Co. Ltd.	12,400	374,722
Shin-Etsu Chemical Co. Ltd.	610,440	71,445,112
Shionogi & Co. Ltd.	5,500	327,200
Softbank Corp.	5,600	74,963
Sompo Holdings, Inc.	6,000	197,725
Sony Corp.	1,300	101,004
Subaru Corp.	1,696,590	32,044,157
Suzuki Motor Corp.	1,364,808	44,784,026
Tokyo Electron Ltd.	1,600	442,748
Toyota Tsusho Corp.	1,800	45,654

		500,224,341

Mexico — 0.0%
Fomento Economico Mexicano SAB de CV	63,066	386,982
Grupo Bimbo SAB de CV, Series A	218,338	393,313

		780,295

Netherlands — 2.5%
Adyen NV(a)(f)	32,105	53,588,256

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Akzo Nobel NV	1,348,498	$127,061,471
ASML Holding NV	344,999	122,660,126
ING Groep NV	9,143,094	63,753,698
Koninklijke Ahold Delhaize NV	9,836	283,285
Koninklijke Philips NV(f)	2,422,839	125,190,242
NXP Semiconductors NV	631,045	74,166,719
Royal Dutch Shell PLC, A Shares	16,089	235,150
Royal Dutch Shell PLC, B Shares	24,399	342,475
Wolters Kluwer NV	4,203	331,019

		567,612,441

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	10,721	152,653

Portugal — 0.0%
Jeronimo Martins SGPS SA	278,896	4,676,044

Saudi Arabia — 0.0%
Riyad Bank	21,330	96,344

Singapore — 0.3%
CapitaLand Ltd.	18,894,800	38,134,217
ComfortDelGro Corp. Ltd.	2,901,900	2,887,152
DBS Group Holdings Ltd.	470,500	6,796,680
Singapore Telecommunications Ltd.	551,600	1,001,084
United Overseas Bank Ltd.	819,500	11,538,158

		60,357,291

South Africa — 0.0%
Anglo American Platinum Ltd.	3,401	261,071
Anglo American PLC	192,323	4,655,770
AngloGold Ashanti Ltd.	11,478	374,457
Kumba Iron Ore Ltd.	7,812	252,624
MTN Group Ltd.	152,658	533,954
Old Mutual Ltd.	72,495	48,680

		6,126,556

South Korea — 0.2%
Amorepacific Corp.	765	106,906
Celltrion, Inc.(f)	1,511	376,678
Hana Financial Group, Inc.	5,410	134,250
Hyundai Mobis Co. Ltd.	1,284	222,179
Kakao Corp.	48,689	14,125,427
KB Financial Group, Inc.	6,432	190,357
Kia Motors Corp.	19,836	675,146
LG Chem Ltd.	22,535	10,790,651
LG Electronics, Inc.	13,038	775,301
LG Uplus Corp.	12,057	116,065
NCSoft Corp.	14,075	9,590,647
POSCO	20,914	3,374,878
Shinhan Financial Group Co. Ltd.	14,163	355,395
SK Telecom Co. Ltd.	2,386	441,912

		41,275,792

Spain — 0.3%
Cellnex Telecom SA(a)	1,015,973	63,939,650
Grifols SA	5,536	161,294
Naturgy Energy Group SA	4,787	89,077
Repsol SA	77,897	614,275
Telefonica SA	118,976	498,273

		65,302,569

Sweden — 0.4%
Assa Abloy AB, Class B	14,512	320,370
Essity AB, Class B(f)	6,016	198,494

Security	Shares	Value

Sweden (continued)
Sandvik AB(f)	6,729	$125,755
Telefonaktiebolaget LM Ericsson, B Shares	966,454	11,244,758
Volvo AB, B Shares(f)	4,254,752	73,529,660

		85,419,037

Switzerland — 1.2%
Alcon, Inc.(f)(h)	169,290	10,158,444
LafargeHolcim Ltd., Registered Shares(f)	2,296	108,625
Nestle SA, Registered Shares	838,221	99,682,667
Novartis AG, Registered Shares	11,910	980,994
Roche Holding AG	443,741	153,692,577
SGS SA, Registered Shares	173	453,062
Sika AG, Registered Shares	46,673	10,255,554
STMicroelectronics NV	80,800	2,270,250

		277,602,173

Taiwan — 1.1%
Asustek Computer, Inc.	67,000	494,150
Cathay Financial Holding Co. Ltd.	2,811,000	3,799,972
Chunghwa Telecom Co. Ltd.	1,438,000	5,373,997
Formosa Chemicals & Fibre Corp.	1,249,000	2,873,534
Formosa Petrochemical Corp.	669,000	1,864,642
Formosa Plastics Corp.	1,108,000	2,967,448
Fubon Financial Holding Co. Ltd.	3,058,000	4,355,161
Hon Hai Precision Industry Co. Ltd.	1,492,760	3,989,592
MediaTek, Inc.	8,000	191,024
Nan Ya Plastics Corp.	1,516,000	3,161,338
Nanya Technology Corp.	117,000	242,108
Taiwan Semiconductor Manufacturing Co. Ltd.	14,253,000	207,432,425
Uni-President Enterprises Corp.	2,234,000	5,452,419
United Microelectronics Corp.	1,480,000	1,122,276
Yageo Corp.	483,000	6,413,614

		249,733,700

Thailand — 0.1%
Advanced Info Service PCL, Foreign Registered Shares	866,100	5,088,178
Intouch Holdings PCL, Foreign Registered Shares	2,781,700	5,081,239
Thai Beverage PCL	3,284,400	1,540,431

		11,709,848

Turkey — 0.0%
BIM Birlesik Magazalar AS	16,821	171,732
Tupras Turkiye Petrol Rafinerileri AS(f)	67,457	799,401

		971,133

United Arab Emirates(d) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(j)	1,518,232	15
NMC Health PLC(f)	1,077,976	14

		29

United Kingdom — 1.4%
AstraZeneca PLC	33,225	3,670,684
Berkeley Group Holdings PLC	220,578	12,798,122
BP PLC	40,728	147,497
Coca-Cola European Partners PLC	8,670	356,944
Diageo PLC	30,506	1,116,233
Experian PLC	3,731	130,324
Fiat Chrysler Automobiles NV(f)	65,325	664,120
GlaxoSmithKline PLC	21,326	424,821
HSBC Holdings PLC	18,789	84,603
HUT Group (THG), (Acquired 12/03/19, Cost: $24,716,037)(d)(j)	38,032	35,485,953

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Legal & General Group PLC	42,909	$118,784
RELX PLC	18,561	390,749
Unilever NV	1,740,498	102,846,521
Unilever PLC	850,418	50,638,123
Vodafone Group PLC	75,098,822	112,862,143

		321,735,621

United States — 40.3%
Abbott Laboratories(k)	1,021,169	102,770,448
AbbVie, Inc.	1,169,292	110,977,504
Adobe, Inc.(f)(k)	93,222	41,420,399
Advanced Micro Devices, Inc.(f)	4,419	342,163
Agilent Technologies, Inc.	763,435	73,541,694
Air Products & Chemicals, Inc.	609,997	174,843,441
Alexion Pharmaceuticals, Inc.(f)	46,088	4,723,559
Allstate Corp.	3,763	355,190
Alphabet, Inc., Class C(f)	233,781	346,687,872
Altair Engineering, Inc., Class A(f)(h)	186,661	7,522,438
Amazon.com, Inc.(f)(k)	150,249	475,490,005
American Tower Corp.	70,153	18,337,293
American Water Works Co., Inc.	56,365	8,300,874
Ameriprise Financial, Inc.	1,939	297,889
Amgen, Inc.	1,026	251,031
Analog Devices, Inc.	27,074	3,109,449
Anthem, Inc.	440,403	120,582,341
Aon PLC, Class A	2,583	530,083
Apellis Pharmaceuticals, Inc.(f)	132,284	3,424,833
Apple, Inc.	1,182,497	502,608,525
Applied Materials, Inc.	1,027,755	66,115,479
Aptiv PLC	896,220	69,681,105
Autodesk, Inc.(f)	417,934	98,812,136
AutoZone, Inc.(f)	405	489,005
AvalonBay Communities, Inc.	605	92,638
Bank of America Corp.	5,525,037	137,462,921
Bank of New York Mellon Corp.	11,119	398,616
Baxter International, Inc.	113,159	9,774,674
Becton Dickinson and Co.	238,663	67,145,448
Berkshire Hathaway, Inc., Class B(f)	142,079	27,816,227
Biogen, Inc.(f)	260	71,419
BioMarin Pharmaceutical, Inc.(f)	61,248	7,338,123
Booking Holdings, Inc.(f)	703	1,168,477
Boston Scientific Corp.(f)	1,397,589	53,905,008
Bristol-Myers Squibb Co.	1,283,348	75,281,194
Broadcom, Inc.	20,765	6,577,314
C.H. Robinson Worldwide, Inc.	127,808	11,978,166
Cadence Design Systems, Inc.(f)	128,815	14,073,039
Capital One Financial Corp.	1,460,920	93,206,696
Cardinal Health, Inc.	3,279	179,099
Cerner Corp.	14,483	1,005,844
Charles Schwab Corp.	998,188	33,089,932
Charter Communications, Inc., Class A(f)(k)	309,627	179,583,660
Chubb Ltd.	321,428	40,898,499
Ciena Corp.(f)	27,639	1,644,797
Cigna Corp.	314	54,225
Citigroup, Inc.	1,204,026	60,213,340
CME Group, Inc.	5,907	981,625
Cognizant Technology Solutions Corp., Class A	3,482	237,890
Colgate-Palmolive Co.	203,276	15,692,907
Comcast Corp., Class A(k)	4,518,822	193,405,582
Constellation Brands, Inc., Class A	1,083	192,991
Costco Wholesale Corp.	177,864	57,900,068

Security	Shares	Value

United States (continued)
Crowdstrike Holdings, Inc., Class A(f)	198,616	$22,483,331
Crown Castle International Corp.	2,447	407,915
Cummins, Inc.	1,299	251,045
D.R. Horton, Inc.	2,227,058	147,342,157
Delta Air Lines, Inc.	3,877	96,809
DexCom, Inc.(f)	13,119	5,713,849
Digital Realty Trust, Inc.	1,040	166,962
Dollar General Corp.	3,522	670,589
Dollar Tree, Inc.(f)	1,311	122,382
Eaton Corp. PLC	6,954	647,626
eBay, Inc.	112,552	6,221,875
Edwards Lifesciences Corp.(f)	295,425	23,164,274
Electronic Arts, Inc.(f)	2,053	290,746
Eli Lilly & Co.	4,162	625,507
Emerson Electric Co.	1,409,425	87,398,444
Facebook, Inc., Class A(f)	474,989	120,490,460
FedEx Corp.	2,794	470,510
Ferguson PLC	124,438	10,969,636
FleetCor Technologies, Inc.(f)	214,589	55,486,278
Fortinet, Inc.(f)	112,871	15,610,059
Fortive Corp.	1,244,275	87,335,662
Fortune Brands Home & Security, Inc.	132,339	10,123,933
Freeport-McMoRan, Inc.	915,811	11,832,278
General Electric Co.	79,210	480,805
Gilead Sciences, Inc.	820,261	57,032,747
Global Payments, Inc.	352,920	62,826,818
Goldman Sachs Group, Inc.	4,081	807,875
Guardant Health, Inc.(f)	127,269	10,840,773
HCA Healthcare, Inc.	758,591	96,067,964
Hess Corp.	448,073	22,049,672
Hewlett Packard Enterprise Co.	72,083	711,459
Home Depot, Inc.	447,100	118,700,579
HP, Inc.	47,400	833,292
Humana, Inc.	10,766	4,225,117
iHeartMedia, Inc.	10,778	90,104
Illumina, Inc.(f)	11,670	4,459,807
Incyte Corp.(f)	2,411	238,110
Inphi Corp.(f)	13,731	1,794,092
Insulet Corp.(f)(h)	16,101	3,274,299
Intel Corp.	79,926	3,814,868
Intercontinental Exchange, Inc.	9,152	885,731
International Flavors & Fragrances, Inc.	840,526	105,864,250
Intuit, Inc.	75,828	23,231,424
Intuitive Surgical, Inc.(f)	44,408	30,439,020
Iovance Biotherapeutics, Inc.(f)	86,575	2,516,735
IQVIA Holdings, Inc.(f)	4,191	663,812
JBS SA	674,890	2,786,733
Johnson & Johnson	1,023,930	149,248,037
JPMorgan Chase & Co.	1,742,455	168,390,851
Kinder Morgan, Inc.	17,106	241,195
Kroger Co.	21,203	737,652
L3Harris Technologies, Inc.	900,708	151,616,178
Lam Research Corp.	485	182,923
Lennar Corp., Class A	895,029	64,755,348
Liberty Broadband Corp., Class C(f)	17,600	2,415,952
Liberty Media Corp. - Liberty SiriusXM, Class A(f)	569,279	19,805,216
Liberty Media Corp. - Liberty SiriusXM, Class C(f)	988,453	34,585,970
Live Nation Entertainment, Inc.(f)	45,182	2,114,969
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(d)(j)	175,316	897,618
Lowe’s Cos., Inc.	961,640	143,197,812

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lumentum Holdings, Inc.(f)	78,757	$7,311,012
Madison Square Garden Co.(f)	2,352	361,479
Marathon Petroleum Corp.	282,711	10,799,560
Marsh & McLennan Cos., Inc.	1,043,046	121,619,164
Marvell Technology Group Ltd.	609,480	22,227,736
Masco Corp.	341,458	19,517,739
Mastercard, Inc., Class A	632,173	195,044,336
McDonald’s Corp.	645,898	125,485,063
McKesson Corp.	855	128,387
Medtronic PLC	14,007	1,351,395
Merck & Co., Inc.	1,164,969	93,477,113
MGM Resorts International	85,836	1,381,101
Microchip Technology, Inc.	407,074	41,411,638
Micron Technology, Inc.(f)	560,512	28,056,428
Microsoft Corp.	2,318,355	475,285,959
Mondelez International, Inc., Class A	213,865	11,867,369
Moody’s Corp.	1,083	304,648
Morgan Stanley	3,816,786	186,564,500
Motorola Solutions, Inc.	133,640	18,682,872
Netflix, Inc.(f)	741	362,260
Nevro Corp.(f)	24,265	3,226,274
New Relic, Inc.(f)	81,923	5,809,160
Newmont Corp.	308,025	21,315,330
NextEra Energy, Inc.	680,888	191,125,262
Northern Trust Corp.	3,108	243,512
Northrop Grumman Corp.	12,100	3,932,621
NortonLifeLock, Inc.	360,286	7,728,135
NVIDIA Corp.	233,069	98,958,767
Okta, Inc.(f)	75,596	16,705,204
Oracle Corp.	548,953	30,439,444
Otis Worldwide Corp.	5,759	361,320
Palo Alto Networks, Inc.(f)	70,061	17,930,011
PayPal Holdings, Inc.(f)	503,092	98,641,248
Peloton Interactive, Inc., Class A(f)	673,770	45,964,589
PepsiCo, Inc.	116,010	15,969,937
Pfizer, Inc.	2,120,112	81,581,910
Philip Morris International, Inc.	55,926	4,295,676
PPG Industries, Inc.	794,982	85,579,812
Procter & Gamble Co.	8,757	1,148,218
Project Entertainment Common(d)	40,843	23,484,725
Prologis, Inc.	1,798	189,545
Proofpoint, Inc.(f)	50,352	5,824,216
Prudential Financial, Inc.	5,479	347,204
PTC Therapeutics, Inc.(f)	43,411	2,011,232
Public Storage(h)	4,018	803,118
QUALCOMM, Inc.	95,269	10,061,359
Raytheon Technologies Corp.	2,323,047	131,670,304
ResMed, Inc.	48,372	9,795,814
salesforce.com, Inc.(f)	931,148	181,434,188
Sarepta Therapeutics, Inc.(f)	38,349	5,887,338
SBA Communications Corp.	14,653	4,564,996
Schlumberger Ltd.	11,233	203,767
Seattle Genetics, Inc.(f)	28,953	4,814,015
Sempra Energy	2,095	260,744
ServiceNow, Inc.(f)	117,863	51,765,430
Simply Good Foods Co.(f)	300,085	7,214,043
Splunk, Inc.(f)(h)	101,712	21,341,212
Stanley Black & Decker, Inc.	4,289	657,589
Starbucks Corp.	1,754,276	134,254,742
Stryker Corp.	46,503	8,989,030

Security		Shares	Value

United States (continued)
Target Corp.		5,330	$670,940
Texas Instruments, Inc.		5,132	654,587
Thermo Fisher Scientific, Inc.(k)		258,960	107,196,492
Thor Industries, Inc.		2,924	333,307
TJX Cos., Inc.		1,624,952	84,481,254
T-Mobile US, Inc.(f)		105,566	11,335,677
Travelers Cos., Inc.		94,385	10,799,532
Tyson Foods, Inc., Class A		3,910	240,269
U.S. Bancorp		469,302	17,289,086
Uber Technologies, Inc.(f)		1,952,457	59,081,349
Union Pacific Corp.		918,325	159,191,639
United Parcel Service, Inc., Class B		2,755	393,304
UnitedHealth Group, Inc.		746,460	226,013,159
Vail Resorts, Inc.		1,217	233,701
Valero Energy Corp.		2,497	140,406
VeriSign, Inc.(f)		5,279	1,117,459
Verizon Communications, Inc.		189,527	10,894,012
Vertex Pharmaceuticals, Inc.(f)		170,811	46,460,592
Vertiv Holdings Co., (Acquired 02/04/20, Cost: $51,266,950)(j)		5,126,695	74,337,077
Visa, Inc., Class A		71,254	13,566,762
Vistra Corp.		508,902	9,496,111
VMware, Inc., Class A(f)		492,430	69,043,610
Walgreens Boots Alliance, Inc.		23,322	949,439
Walmart, Inc.		828,236	107,173,738
Walt Disney Co.		399,061	46,666,193
Wells Fargo & Co.		319,192	7,743,598
Western Digital Corp.		174,294	7,512,071
Weyerhaeuser Co.		291,859	8,116,599
Williams Cos., Inc.		1,145,629	21,915,883
Willis Towers Watson PLC		461	96,815
Winnebago Industries, Inc.		4,589	277,221
Workday, Inc., Class A(f)		2,669	482,875
Wynn Resorts Ltd.		79,631	5,767,673
Xilinx, Inc.		367,388	39,439,102
Yum! Brands, Inc.		3,779	344,078
Zillow Group, Inc., Class C(f)(h)		131,636	9,002,586
Zimmer Biomet Holdings, Inc.		3,022	407,547
Zoetis, Inc.		86,686	13,148,532
Zoom Video Communications, Inc., Class A(f)		720	182,815
Zscaler, Inc.(f)		110,671	14,370,629

			9,107,671,828

Zambia — 0.0%
First Quantum Minerals Ltd.		1,278,289	10,803,114

Total Common Stocks — 60.7% (Cost: $9,821,405,543)			13,715,154,661

		Par (000)

Corporate Bonds

Australia — 0.7%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22	USD	407	426,060
5.13%, 03/15/23		277	292,235
5.13%, 05/15/24		419	447,282

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Quintis Australia Pty. Ltd.(d)(g)(l)
(0.00% Cash), 0.00%, 10/01/28	USD	82,684	$82,684,528
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		78,975	78,974,665

			162,824,770

Brazil — 0.1%
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25		2,738	2,777,701
Petrobras Global Finance BV
5.30%, 01/27/25		2,645	2,850,401
5.60%, 01/03/31		5,355	5,629,444

			11,257,546

Canada — 0.0%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(a)		1,301	1,330,272
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		341	341,000
Magna International, Inc., 2.45%, 06/15/30		845	897,824
Mattamy Group Corp., 4.63%, 03/01/30(a)		4,653	4,722,795

			7,291,891

Cayman Islands — 0.0%
MGM China Holdings Ltd.
5.38%, 05/15/24		409	418,969
5.88%, 05/15/26		413	433,650
Wynn Macau Ltd., 4.88%, 10/01/24		324	321,368

			1,173,987

Chile — 0.1%
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42		5,401	6,324,233
Empresa Nacional del Petroleo, 4.50%, 09/14/47		2,886	3,148,626
Falabella SA, 4.38%, 01/27/25		2,633	2,790,980

			12,263,839

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(c)(f)(m)		39,500	39,500
Tencent Holdings Ltd., 3.24%, 06/03/50(a)		2,774	3,078,474

			3,117,974

Colombia — 0.1%
Ecopetrol SA, 6.88%, 04/29/30		7,939	9,537,915

France — 0.0%
BNP Paribas SA, 3.38%, 01/09/25(a)		6,478	7,064,631

Germany — 0.1%
Vertical Holdco GmbH, 6.63%, 07/15/28	EUR	4,110	4,859,532
Vertical Midco GmbH, 4.38%, 07/15/27		6,223	7,366,013

			12,225,545

Greece — 0.1%
Ellaktor Value PLC, 6.38%, 12/15/24(a)		16,171	14,635,184

India — 0.0%
REI Agro Ltd.
5.50%, 11/13/20(a)	USD	44,430	275,022
5.50%, 11/13/20(d)		8,271	1

			275,023

Indonesia — 0.0%
Pertamina Persero PT, 3.65%, 07/30/29		5,508	5,910,773

Security		Par (000)	Value

Italy — 0.0%
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(n)	USD	5,921	$6,114,867

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		6,209	6,951,684
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30		5,578	5,729,360
3.18%, 07/09/50		10,234	11,206,183

			23,887,227

Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(a)		22,270	22,743,237

Malaysia — 0.0%
Petronas Capital Ltd., 4.55%, 04/21/50(a)		2,237	3,059,864

Mexico — 0.0%
Comision Federal de Electricidad, 4.75%, 02/23/27		5,288	5,592,060
Petroleos Mexicanos, 4.50%, 01/23/26		3,023	2,769,068

			8,361,128

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		19,693	21,715,083
NXP BV/NXP Funding LLC/NXP USA Inc.(a)
2.70%, 05/01/25		390	417,993
3.40%, 05/01/30		625	689,708
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 05/01/27(a)		930	1,012,641

			23,835,425

Peru — 0.0%
Corp. Financiera de Desarrollo SA, (3 mo. LIBOR US + 5.61%), 5.25%, 07/15/29(a)(n)		351	369,537

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.25%, 04/16/39		2,980	3,584,925
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43		2,427	3,092,150

			6,677,075

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(a)(o)	SGD	15,000	10,745,852

South Korea — 0.0%
Clark Equipment Co., 5.88%, 06/01/25(a)	USD	1,684	1,770,305

Spain — 0.0%
Banco Santander SA
2.75%, 05/28/25		2,800	2,957,578
3.49%, 05/28/30		1,000	1,106,085

			4,063,663

Switzerland — 0.1%
UBS Group AG
4.13%, 09/24/25		9,563	10,983,295
(1 year CMT + 1.08%), 1.36%, 01/30/27(n)		6,624	6,685,046

			17,668,341

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/22(a)(d)(f)(g)(m)(o)		140,850	17,789,355

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Arab Emirates — 0.0%
DP World Ltd., 6.85%, 07/02/37	USD	2,210	$2,955,212
MDGH — GMTN BV, 3.70%, 11/07/49(a)		2,700	3,157,313

			6,112,525

United Kingdom — 0.0%
HSBC Holdings PLC, 4.95%, 03/31/30		3,359	4,111,694
Natwest Group PLC, (1 year CMT + 2.55%), 3.07%, 05/22/28(n)		2,525	2,710,790

			6,822,484

United States — 5.8%
AbbVie, Inc., 4.25%, 11/21/49(a)		6,290	8,001,950
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		2,832	2,984,220
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
3.50%, 02/15/23(a)		433	442,743
6.63%, 06/15/24		684	711,770
5.75%, 03/15/25		1,988	2,057,580
7.50%, 03/15/26(a)		357	401,625
AMC Networks, Inc.
5.00%, 04/01/24		541	549,791
4.75%, 08/01/25		429	439,725
American Tower Corp., 3.10%, 06/15/50		9,575	10,548,544
Anthem, Inc.
2.25%, 05/15/30		11,864	12,560,735
3.13%, 05/15/50		6,376	7,060,832
Aramark Services, Inc.
4.75%, 06/01/26		273	271,635
5.00%, 02/01/28(a)		637	640,981
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/26(a)		2,064	2,142,019
AT&T Inc.
2.30%, 06/01/27		9,955	10,543,701
1.65%, 02/01/28(e)		5,471	5,567,819
AutoNation Inc., 4.75%, 06/01/30		2,972	3,443,519
Avantor Funding, Inc., 4.63%, 07/15/28(a)		3,631	3,836,151
Avantor, Inc., 6.00%, 10/01/24(a)		844	888,310
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)		425	445,188
Bank of America Corp.
4.00%, 01/22/25		7,325	8,192,212
(Secured Overnight Financing Rate + 2.15%), 2.59%, 04/29/31(n)		18,790	20,156,005
Bausch Health Cos., Inc.(a)
5.50%, 11/01/25		746	774,132
5.75%, 08/15/27		222	240,954
6.25%, 02/15/29		2,290	2,432,667
Becton Dickinson and Co.
2.82%, 05/20/30		1,809	1,987,789
3.79%, 05/20/50		2,312	2,816,271
Bemis Co. Inc., 2.63%, 06/19/30		2,267	2,406,888
Boise Cascade Co., 4.88%, 07/01/30(a)		769	815,140
BorgWarner Inc., 2.65%, 07/01/27		3,072	3,250,003
Boyd Gaming Corp., 8.63%, 06/01/25(a)		1,435	1,581,915
Broadcom Inc.(a)
3.15%, 11/15/25		1,640	1,768,632
4.15%, 11/15/30		4,366	4,903,941
Buckeye Partners LP
4.35%, 10/15/24		1,170	1,172,925

Security		Par (000)	Value

United States (continued)
Buckeye Partners LP (continued)
4.13%, 03/01/25(a)	USD	5,777	$5,805,885
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)		1,146	1,187,886
Calpine Corp., 5.13%, 03/15/28(a)		1,301	1,353,261
Carrier Global Corp.(a)
2.24%, 02/15/25		4,285	4,475,989
3.58%, 04/05/50		4,325	4,771,517
Cedar Fair LP, 5.25%, 07/15/29		275	259,793
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27		280	270,200
Centene Corp.
4.75%, 01/15/25		7,855	8,140,294
5.25%, 04/01/25(a)		612	638,145
5.38%, 06/01/26(a)		8,790	9,400,114
5.38%, 08/15/26(a)		413	441,910
4.25%, 12/15/27		1,367	1,452,438
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		283	298,919
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31		15,705	16,478,156
Cheniere Energy Partners LP
5.63%, 10/01/26		612	646,425
5.25%, 10/01/25		2,115	2,167,875
Churchill Downs, Inc., 5.50%, 04/01/27(a)		333	348,401
Citigroup Inc.(n)
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26		16,787	18,248,611
(Secured Overnight Financing Rate + 3.91%), 4.41%, 03/31/31		8,693	10,594,180
(Secured Overnight Financing Rate + 4.55%), 5.32%, 03/26/41		5,405	7,798,947
Citigroup, Inc., (3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(n)		9,880	10,758,697
Clean Harbors, Inc., 4.88%, 07/15/27(a)		294	311,672
Colfax Corp., 6.00%, 02/15/24(a)		339	356,798
Colt Merger Sub, Inc.(a)
5.75%, 07/01/25		3,012	3,132,480
6.25%, 07/01/25		22,661	23,638,256
8.13%, 07/01/27		8,604	8,765,325
Comcast Corp., 2.80%, 01/15/51		5,692	6,161,786
CommScope, Inc., 7.13%, 07/01/28(a)		2,240	2,371,376
Crown Castle International Corp., 4.15%, 07/01/50		10,007	12,641,206
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		631	618,380
CSC Holdings LLC(a)
5.50%, 05/15/26		3,763	3,946,446
5.38%, 02/01/28		1,324	1,433,230
4.13%, 12/01/30		9,915	10,472,917
4.63%, 12/01/30		3,170	3,328,500
CVS Health Corp.
3.63%, 04/01/27		3,197	3,659,175
3.75%, 04/01/30		6,395	7,502,743
5.05%, 03/25/48		6,370	8,774,615
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		280	298,900
DaVita, Inc.
5.00%, 05/01/25		804	826,110

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
DaVita, Inc. (continued)
4.63%, 06/01/30(a)	USD	13,941	$14,847,165
Dow Chemical Co. (The), 3.63%, 05/15/26		6,821	7,605,136
Elanco Animal Health, Inc.
4.66%, 08/27/21		272	283,225
5.02%, 08/28/23		421	464,153
Endeavor Energy Resources LP/EER Finance, Inc.(a)
5.50%, 01/30/26		270	271,350
5.75%, 01/30/28		553	567,516
Energizer Holdings, Inc., 4.75%, 06/15/28(a)		2,066	2,215,992
Energy Transfer Operating LP, 4.05%, 03/15/25		4,186	4,414,987
ERAC USA Finance LLC, 3.80%, 11/01/25(a)		6,493	7,163,497
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		703	718,129
Exxon Mobil Corp., 3.45%, 04/15/51		7,310	8,641,945
Ferguson Finance PLC, 3.25%, 06/02/30(a)		6,260	6,636,855
Fiserv Inc., 2.65%, 06/01/30		6,030	6,575,976
FLIR Systems, Inc., 2.50%, 08/01/30(e)		6,260	6,458,815
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		2,435	2,595,880
Forestar Group, Inc., 5.00%, 03/01/28(a)		9,970	9,970,000
Fox Corp., 3.05%, 04/07/25		780	856,536
Freeport-McMoRan, Inc.
5.00%, 09/01/27		1,301	1,385,292
4.63%, 08/01/30		2,298	2,461,870
General Electric Co., 4.35%, 05/01/50		2,535	2,629,128
General Mills, Inc., 2.88%, 04/15/30		10,719	12,014,316
General Motors Co., 6.80%, 10/01/27		4,564	5,557,569
General Motors Financial Co. Inc.
5.20%, 03/20/23		4,320	4,698,066
3.60%, 06/21/30		8,014	8,235,295
Georgia-Pacific LLC(a)
2.10%, 04/30/27		4,070	4,324,182
2.30%, 04/30/30		18,105	19,571,978
Global Payments Inc., 2.90%, 05/15/30		6,625	7,267,957
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		7,291	7,566,235
Goldman Sachs Group, Inc.
3.63%, 02/20/24		15,976	17,487,577
3.50%, 04/01/25		36,940	40,931,329
2.60%, 02/07/30		6,502	6,980,313
4.75%, 10/21/45		1,500	2,072,994
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(n)		13,706	14,241,952
GPC Merger Sub, Inc., 7.13%, 08/15/28(a)(e)		592	615,680
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(a)		3,464	1,957,160
H&E Equipment Services, Inc., 5.63%, 09/01/25		528	549,780
Hanesbrands, Inc., 4.63%, 05/15/24(a)		495	523,562
HCA, Inc.
5.38%, 09/01/26		1,301	1,486,393
3.50%, 09/01/30		19,298	20,282,469
5.25%, 06/15/49		4,335	5,740,429
HD Supply, Inc., 5.38%, 10/15/26(a)		421	441,183
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		825	853,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25		486	493,898
4.88%, 04/01/27		332	344,865
Home Depot, Inc., 3.30%, 04/15/40		9,509	11,386,651
Howard Hughes Corp., 5.38%, 03/15/25(a)		548	553,518
Hughes Satellite Systems Corp., 7.63%, 06/15/21		2,510	2,635,500

Security		Par (000)	Value

United States (continued)
iHeartCommunications, Inc.
6.38%, 05/01/26	USD	17,440	$18,355,683
8.38%, 05/01/27		5,523	5,513,856
5.25%, 08/15/27(a)		2,581	2,606,810
4.75%, 01/15/28(a)		2,164	2,148,419
International Business Machines Corp.
1.95%, 05/15/30		10,302	10,781,489
2.85%, 05/15/40		5,871	6,478,058
2.95%, 05/15/50		3,055	3,359,472
International Game Technology PLC(a)
6.25%, 02/15/22		483	504,788
6.50%, 02/15/25		659	710,073
IQVIA, Inc.(a)
5.00%, 10/15/26		581	612,943
5.00%, 05/15/27		613	654,186
Iron Mountain, Inc., 5.25%, 07/15/30(a)		10,895	11,426,131
Jaguar Holding Co. II / PPD Development LP, 5.00%, 06/15/28(a)		1,415	1,506,550
JBS Investments II GmbH(a)
7.00%, 01/15/26		564	606,300
5.75%, 01/15/28		414	439,585
JBS USA LUX SA/JBS USA Finance, Inc.(a)
5.75%, 06/15/25		1,871	1,931,807
6.75%, 02/15/28		532	594,510
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(a)		832	942,240
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)		1,506	1,640,410
JPMorgan Chase & Co.(n)
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26		15,966	16,761,209
(Secured Overnight Financing Rate + 1.89%), 2.18%, 06/01/28		5,412	5,682,425
(Secured Overnight Financing Rate + 2.44%), 3.11%, 04/22/51		8,340	9,456,642
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(a)		1,301	1,365,660
L Brands, Inc.
6.88%, 07/01/25(a)		2,212	2,382,280
5.25%, 02/01/28		867	805,235
Lam Research Corp.
1.90%, 06/15/30		2,680	2,839,899
3.13%, 06/15/60		1,645	1,942,152
Lamar Media Corp.
5.75%, 02/01/26		367	385,460
4.88%, 01/15/29(a)		1,105	1,157,488
Lamb Weston Holdings Inc., 4.63%, 11/01/24(a)		458	479,755
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)		461	484,050
Lennar Corp.
4.75%, 04/01/21		270	273,375
4.13%, 01/15/22		321	328,624
4.50%, 04/30/24		365	395,113
Level 3 Financing, Inc.
5.13%, 05/01/23		373	374,574
5.25%, 03/15/26		425	443,900
4.63%, 09/15/27(a)		1,256	1,320,370
4.25%, 07/01/28(a)		18,580	19,369,650
Lowe’s Cos., Inc., 5.13%, 04/15/50		5,795	8,429,093
Marathon Petroleum Corp., 4.70%, 05/01/25		5,587	6,347,994
Marriott International, Inc., 4.63%, 06/15/30		1,330	1,425,456
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		7,471	7,970,063

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	USD	433	$443,825
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29		1,621	2,011,302
Masonite International Corp., 5.38%, 02/01/28(a)		714	760,410
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(a)		2,165	2,078,400
McDonald’s Corp.
3.50%, 07/01/27		4,825	5,575,915
4.45%, 09/01/48		5,587	7,376,867
4.20%, 04/01/50		6,487	8,288,019
Meritor, Inc., 6.25%, 06/01/25(a)		1,080	1,144,800
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		600	651,000
4.63%, 06/15/25(a)		3,270	3,437,555
Microchip Technology, Inc., 4.33%, 06/01/23		6,144	6,622,435
Molina Healthcare, Inc., 5.38%, 11/15/22		392	411,600
Mondelez International, Inc., 2.75%, 04/13/30		8,780	9,747,921
Morgan Stanley(n)
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26		11,891	12,522,399
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31		24,410	28,559,067
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		778	834,405
Netflix, Inc., 5.50%, 02/15/22		392	414,050
Newell Brands, Inc., 4.35%, 04/01/23		762	809,617
Newmont Corp., 2.25%, 10/01/30		6,501	6,868,690
Norfolk Southern Corp., 3.05%, 05/15/50		4,660	5,254,709
NRG Energy, Inc.
7.25%, 05/15/26		570	614,751
6.63%, 01/15/27		686	730,590
5.75%, 01/15/28		461	506,694
5.25%, 06/15/29(a)		413	456,642
Nucor Corp., 2.00%, 06/01/25		655	690,031
NVIDIA Corp., 3.50%, 04/01/50		4,885	5,850,668
ONEOK Partners LP, 4.90%, 03/15/25		9,738	10,608,921
ONEOK, Inc., 2.75%, 09/01/24		6,117	6,223,397
Oracle Corp.
2.80%, 04/01/27		18,804	20,880,317
2.95%, 04/01/30		18,804	21,422,556
3.60%, 04/01/40		18,804	22,264,777
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(a)		1,720	1,831,800
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
6.25%, 06/15/25		1,040	1,055,600
5.00%, 08/15/27		364	356,400
Parsley Energy LLC/Parsley Finance Corp.(a)
5.38%, 01/15/25		3,360	3,459,792
5.25%, 08/15/25		7,000	7,105,000
5.63%, 10/15/27		390	408,525
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		6,823	7,624,566
Pfizer, Inc., 1.70%, 05/28/30		5,035	5,285,306
PG&E Corp.
5.00%, 07/01/28		6,251	6,431,966
5.25%, 07/01/30		1,069	1,111,760
Picasso Finance Sub, Inc., 6.13%, 06/15/25(a)		2,160	2,295,000
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		478	505,485
Prudential Financial, Inc., 3.70%, 03/13/51		6,964	8,332,234

Security	Par (000)		Value

United States (continued)
Quicken Loans, Inc.(a)
5.75%, 05/01/25	USD	650	$670,108
5.25%, 01/15/28		546	589,718
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		2,166	2,263,470
Reliance Steel & Aluminum Co., 2.15%, 08/15/30		2,119	2,129,201
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23(a)		1,301	1,320,905
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25(a)(e)		983	996,516
Select Medical Corp., 6.25%, 08/15/26(a)		9,926	10,695,265
Service Properties Trust
5.00%, 08/15/22		6,506	6,423,575
4.50%, 06/15/23		8,652	8,219,400
7.50%, 09/15/25		1,395	1,479,277
Sherwin-Williams Co., 3.80%, 08/15/49		6,503	7,869,511
Sirius XM Radio, Inc.(a)
3.88%, 08/01/22		540	550,125
4.63%, 07/15/24		762	802,386
5.38%, 07/15/26		553	582,691
5.00%, 08/01/27		836	891,026
5.50%, 07/01/29		702	781,853
4.13%, 07/01/30		9,086	9,588,456
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		543	515,687
SM Energy Co.
1.50%, 07/01/21(o)		4,757	4,379,008
6.13%, 11/15/22		1,250	925,000
10.00%, 01/15/25(a)		5,648	5,577,400
Spectrum Brands, Inc., 5.50%, 07/15/30(a)		1,012	1,049,950
Standard Industries, Inc.(a)
5.00%, 02/15/27		881	936,063
4.38%, 07/15/30		1,657	1,789,560
Starbucks Corp., 3.50%, 11/15/50		6,502	7,383,787
Steel Dynamics, Inc., 3.25%, 01/15/31		835	912,286
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23		343	343,206
5.25%, 01/15/29(a)(e)		890	923,375
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27		2,166	2,206,998
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		534	542,678
5.50%, 02/15/26		436	446,900
6.00%, 04/15/27		332	350,260
Talen Energy Supply LLC, 7.63%, 06/01/28(a)		8,340	8,715,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.75%, 03/15/24		320	327,584
5.13%, 02/01/25		274	278,110
5.88%, 04/15/26		558	593,031
5.38%, 02/01/27		279	288,254
6.50%, 07/15/27		450	481,500
6.88%, 01/15/29		456	514,423
Teleflex, Inc., 4.63%, 11/15/27		275	297,349
Tempur Sealy International, Inc., 5.50%, 06/15/26		327	342,533
Tenet Healthcare Corp.
4.63%, 07/15/24		2,302	2,342,285
4.63%, 09/01/24(a)		328	335,380
5.13%, 05/01/25		756	777,712
4.88%, 01/01/26(a)		1,131	1,182,981
6.25%, 02/01/27(a)		844	896,505

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Tenet Healthcare Corp. (continued)
4.63%, 06/15/28(a)	USD	1,185	$1,246,265
Terex Corp., 5.63%, 02/01/25(a)		330	334,580
TJX Companies Inc. (The), 3.88%, 04/15/30		4,465	5,384,059
T-Mobile USA, Inc.(a)
3.50%, 04/15/25		5,556	6,126,879
3.75%, 04/15/27		18,506	20,963,782
3.88%, 04/15/30		18,506	21,193,996
2.55%, 02/15/31		13,946	14,487,802
TransDigm, Inc., 6.25%, 03/15/26(a)		40,003	42,203,165
TRI Pointe Group, Inc., 5.70%, 06/15/28		645	709,500
Union Pacific Corp., 3.25%, 02/05/50		6,503	7,673,239
United Rentals North America, Inc.
5.50%, 07/15/25		1,301	1,338,209
4.63%, 10/15/25		403	414,586
5.88%, 09/15/26		568	606,340
6.50%, 12/15/26		628	697,080
5.50%, 05/15/27		569	612,386
4.88%, 01/15/28		906	972,818
US Concrete, Inc., 6.38%, 06/01/24		327	333,540
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25		3,730	3,776,625
3.75%, 02/15/27		3,595	3,621,962
4.13%, 08/15/30		4,285	4,336,420
Vistra Operations Co. LLC(a)
5.50%, 09/01/26		559	589,046
5.63%, 02/15/27		13,854	14,864,788
5.00%, 07/31/27		721	769,668
Wells Fargo & Co.
3.75%, 01/24/24		9,499	10,410,061
(Secured Overnight Financing Rate + 2.53%), 3.07%, 04/30/41(n)		10,223	11,166,635
WESCO Distribution, Inc.(a)
7.13%, 06/15/25		1,360	1,492,450
7.25%, 06/15/28		1,695	1,851,787
William Carter Co., 5.63%, 03/15/27(a)		281	299,265
WPX Energy, Inc., 5.75%, 06/01/26		274	277,768
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		4,252	4,409,664
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		277	282,540
XPO Logistics, Inc.(a)
6.13%, 09/01/23		294	299,789
6.75%, 08/15/24		579	622,691
6.25%, 05/01/25		3,565	3,854,656

			1,306,226,213

Total Corporate Bonds — 7.6% (Cost: $1,836,229,676)			1,713,826,176

Floating Rate Loan Interests(b)

Canada — 0.1%
Knowlton Development Corp. Inc., 2020 EUR Term Loan B, 0.00%, 12/22/25(p)	EUR	23,595	27,515,315

France — 0.1%
Casino Guichard-Perrachon SA, EUR Term Loan B, (EURIBOR + 5.50%), 5.50%, 01/31/24		24,454	27,185,290

Security	Par (000)		Value

Germany — 0.0%
Vertical Midco GmbH, EUR Term Loan B, 0.00%, 07/14/27(p)	EUR	7,045	$8,150,365

Netherlands — 0.4%
Boels Topholding BV, 2020 EUR Term Loan B, 0.00%, 02/05/27(p)		31,155	35,414,585
Ziggo BV, 2019 EUR Term Loan H, (EURIBOR + 3.00%), 3.00%, 01/31/29		39,843	45,403,345

			80,817,930

United Kingdom — 0.1%
BCA Marketplace PLC, 2020 EUR Term Loan, (EURIBOR + 5.50%), 5.22%, 04/29/23(d)		20,860	23,834,567

United States — 0.3%
Airbnb, Inc., Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 04/17/25	USD	7,630	7,992,425
Caesars Resort Collection LLC, 2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.72%, 07/21/25		4,380	4,214,392
Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/05/26		1,534	1,527,438
Fieldwood Energy LLC(f)(m)
Exit 1st Lien TL, (Non-Accrual), 0.00%, 04/11/22		11,070	2,527,707
Exit 2nd Lien TL, (Non-Accrual), 0.00%, 04/11/23		14,945	74,725
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 1.92%, 06/22/26		19,245	18,480,664
iHeartCommunications, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.16%, 05/01/26		8,499	7,936,774
Opendoor GP II LLC, 10.00%, 01/23/26(d)(q)		7,955	7,955,000
Pacific Gas & Electric Co., 2020 Exit Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25		6,057	5,983,165

			56,692,290

Total Floating Rate Loan Interests — 1.0% (Cost: $240,816,540)			224,195,757

Foreign Agency Obligations

Argentina(f)(m) — 0.2%
Argentine Republic Government International Bond
3.38%, 01/15/23	EUR	11,746	5,824,179
6.88%, 01/26/27	USD	32,856	13,799,520
5.88%, 01/11/28		32,247	13,543,740
5.25%, 01/15/28	EUR	2,767	1,307,015
7.82%, 12/31/33		12,539	6,941,929

			41,416,383

Australia — 0.8%
Australia Government Bond, 3.00%, 03/21/47	AUD	186,876	171,879,636

China — 0.9%
China Government Bond, 3.29%, 05/23/29	CNY	1,371,670	199,690,195

Colombia — 0.0%
Colombia Government International Bond, 4.50%, 03/15/29	USD	5,106	5,793,714

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25	USD	2,784	$2,884,050
6.88%, 01/29/26		2,160	2,377,350

			5,261,400

Egypt — 0.0%
Egypt Government International Bond, 7.60%, 03/01/29		3,017	3,069,798

Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/50	EUR	25,483	31,060,638

Greece — 0.3%
Hellenic Republic Government Bond, 2.00%, 04/22/27(a)		45,153	57,204,232

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28	USD	2,599	2,736,773

Indonesia — 0.0%
Indonesia Government International Bond
6.63%, 02/17/37		2,604	3,735,113
4.20%, 10/15/50		2,572	3,073,540

			6,808,653

Italy — 2.0%
Italy Buoni Poliennali Del Tesoro
1.35%, 04/01/30	EUR	151,263	184,181,463
0.95%, 08/01/30		125,049	146,439,837
3.85%, 09/01/49(a)		76,138	127,371,409

			457,992,709

Japan — 0.9%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	22,770,150	208,262,282

Mexico — 0.1%
Mexico Government International Bond, 4.75%, 04/27/32	USD	9,710	11,136,156

Panama — 0.0%
Panama Government International Bond, 6.70%, 01/26/36		4,091	6,283,520

Paraguay — 0.0%
Paraguay Government International Bond, 4.95%, 04/28/31(a)		2,573	2,922,928

Peru — 0.0%
Peruvian Government International Bond, 6.55%, 03/14/37		1,808	2,896,755

Philippines — 0.0%
Philippine Government International Bond, 2.95%, 05/05/45		2,595	2,906,400

Qatar(a) — 0.1%
Qatar Government International Bond
3.40%, 04/16/25		10,625	11,720,703
4.40%, 04/16/50		2,272	3,078,560

			14,799,263

Security	Par (000)		Value

Romania(a) — 0.1%
Romanian Government International Bond
6.13%, 01/22/44	USD	2,162	$2,951,806
4.00%, 02/14/51		6,978	7,353,067

			10,304,873

Russia — 0.0%
Russian Foreign Bond - Eurobond, 5.25%, 06/23/47		4,200	5,743,500

Saudi Arabia — 0.0%
Saudi Government International Bond, 4.63%, 10/04/47		4,876	6,280,288

Spain(a) — 1.1%
Spain Government Bond
0.60%, 10/31/29	EUR	133,558	162,815,366
1.25%, 10/31/30		18,194	23,404,802
2.70%, 10/31/48		14,679	24,072,721
1.00%, 10/31/50		31,624	36,047,468

			246,340,357

Ukraine(a) — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25	USD	2,658	2,741,727
7.25%, 03/15/33		4,854	4,696,245

			7,437,972

United Arab Emirates — 0.0%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(a)		5,790	6,513,750

Uruguay — 0.0%
Uruguay Government International Bond, 5.10%, 06/18/50		4,657	6,523,755

Total Foreign Agency Obligations — 6.7% (Cost: $1,459,250,488)			1,521,265,930

		Shares

Investment Companies

United States — 5.6%
Consumer Discretionary Select Sector SPDR Fund(h)		186,154	25,503,098
Financial Select Sector SPDR Fund		799,365	19,208,741
Industrial Select Sector SPDR Fund		521,106	37,378,933
InvesCo QQQ Trust, Series 1(h)		708,868	188,410,026
iShares China Large-Cap ETF(g)(h)		537,503	22,236,499
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)		160,893	22,259,547
iShares iBoxx High Yield Corporate Bond ETF(g)(h)		2,948,813	251,799,142
iShares MSCI Emerging Markets ETF(g)		84,232	3,646,403
iShares Nasdaq Biotechnology ETF(g)(h)		29,547	3,970,230
iShares Russell 2000 ETF(g)(h)		250,055	36,848,105
iShares S&P 500 Value ETF(g)		227,346	25,519,588
KraneShares CSI China Internet ETF(h)		131,443	8,809,310
SPDR Gold Shares(f)(r)		2,424,141	449,508,466
SPDR S&P 500 ETF Trust		452,384	147,712,424

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
United States Oil Fund LP(f)(r)		205,862	$5,984,408
VanEck Vectors Semiconductor ETF(h)		107,800	17,918,516

Total Investment Companies — 5.6% (Cost: $1,134,962,252)			1,266,713,436

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 0.6%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.28%, 08/10/35(a)(c)	USD	4,330	4,448,252
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(a)(c)		2,924	2,931,614
BANK 2017-BNK8, Series 2017-BNK8, Class B, 4.06%, 11/15/50(c)		1,551	1,702,975
BANK 2017-BNK9, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	2,262,486
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. LIBOR US + 1.12%), 1.28%, 03/15/37(a)(b)		4,880	4,575,010
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(a)		2,000	2,014,915
BX Commercial Mortgage Trust(a)(b)
Series 2018-BIOA, Class D, (1 mo. LIBOR US + 1.32%), 1.48%, 03/15/37		1,300	1,259,293
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.63%, 03/15/37		3,099	2,968,587
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.21%, 11/15/35		2,539	2,500,653
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.46%, 10/15/36		8,947	8,722,707
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.81%, 10/15/36		3,014	2,933,444
BX Trust(a)(c)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	7,934,393
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	10,651,129
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		864	938,903
CGDBB Commercial Mortgage Trust, Series 2017- BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.31%, 07/15/32(a)(b)		3,314	3,229,557
Citigroup Commercial Mortgage Trust, Series 2014- GC23, Class AS, 3.86%, 07/10/47		5,552	6,003,123
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		4,009	4,340,524
Series 2019-521F, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 06/15/34(a)(b)		2,928	2,858,423
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.51%, 12/15/31(a)(b)		2,008	1,910,078
CSAIL Commercial Mortgage Trust, Series 2020- C19, Class A3, 2.56%, 03/15/53		11,759	12,728,713
CSMC 2020-NET, Series 2020-NET, Class A, 2.26%, 08/15/37(a)(e)		4,036	4,157,076
GRACE Mortgage Trust, Series 2014-GRCE, Class B, 3.52%, 06/10/28(a)		3,500	3,507,330

Security		Par (000)	Value

United States (continued)
GS Mortgage Securities Trust, Series 2020-GC47, Class AS, 2.73%, 05/12/53	USD	4,426	$4,673,250
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 3.08%, 08/10/38(a)(c)		897	844,690
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	5,119,054
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.49%, 05/15/48(c)		647	620,794
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,804,570
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	3,129,037
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,292,229
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(c)		2,150	2,186,216
Wells Fargo Commercial Mortgage Trust(c)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,528,695
Series 2018-1745, Class A, 3.87%, 06/15/36(a)		2,162	2,422,428

Total Non-Agency Mortgage-Backed Securities — 0.6% (Cost: $121,382,766)			122,200,148

Preferred Securities

Capital Trusts — 0.5%

United Kingdom — 0.2%
HSBC Holdings PLC, 6.38%		6,674	6,623,945
Lloyds Bank PLC, 13.00%	GBP	15,271	34,267,687

			40,891,632

United States — 0.3%
American Express Co., Series C, 3.60%(n)(s)	USD	9,039	8,157,698
Citigroup, Inc., Series Q, 4.38%(n)(s)		12,482	12,257,823
Goldman Sachs Group, Inc., Series M, 4.17%, 12/29/49(n)(s)		14,960	14,529,900
Morgan Stanley, Series H, 3.89%, 12/31/49(n)(s)		10,558	9,924,520
NBCUniversal Enterprise, Inc., 5.25%, 12/31/49(a)(s)		10,521	10,599,908
Prudential Financial, Inc.(n)
5.63%, 06/15/43		5,623	6,089,315
5.88%, 09/15/42		8,044	8,619,950
USB Capital IX, 3.50%(n)(s)		3,935	3,429,392

			73,608,506

			114,500,138

		Shares

Preferred Stocks — 1.4%
Brazil — 0.0%
Banco Bradesco SA, Preference Shares		23,175	99,692
Centrais Eletricas Brasileiras SA, Preference B Shares		31,658	233,344
Itau Unibanco Holding SA, Preference Shares		997,172	5,140,170

			5,473,206

Germany — 0.0%
Volkswagen AG, Preference Shares(f)		827	121,054

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 1.4%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(a)(f)(o)	34,289	$35,643,072
Aptiv PLC, Series A, 5.50%, 06/15/23(f)(o)	132,372	13,529,742
Becton Dickinson and Co., Series B, 6.00%, 06/01/23(f)(o)	338,950	20,438,685
Boston Scientific Corp., Series A, 5.50%, 06/01/23(f)(o)	88,689	9,958,888
C3.ai, Inc.(d)(j)
Series D (Acquired 10/07/19, Cost: $21,206,692)	4,782,853	24,679,521
Series E (Acquired 10/07/19, Cost: $2,435,741)	549,345	2,834,620
Databricks, Inc., Series F (Acquired 10/22/19, Cost: $11,769,837)(d)(j)	274,046	13,154,208
Farmer’s Business Network, Inc, Series F (Acquired 07/31/20, Cost: $8,907,002)(d)(j)	269,447	8,907,002
Grand Rounds, Inc.(d)(j)
Series C (Acquired 03/31/15, Cost: $26,357,523)	9,493,075	38,636,815
Series D (Acquired 05/01/18, Cost: $4,824,038)	1,990,402	8,021,320
Lookout, Inc., Series F (Acquired 09/19/14, Cost: $50,945,689)(d)(j)	4,459,883	50,441,277
Mount Sinai Genomics, Inc., d/b/a Sema4, Series C (Acquired 07/17/20, Cost: $10,527,582)(d)(j)	17,155	10,527,583
Palantir Technologies, Inc., Series I (Acquired 03/27/14, Cost: $58,747,474)(d)(j)	9,583,601	44,563,745
SambaNova Systems, Inc., Series C (Acquired 02/19/20, Cost: $11,739,902)(d)(j)	220,503	12,372,423
Zero Mass Water Inc, Series C-1 (Acquired 05/07/20, Cost: $8,796,956)(d)(j)	558,055	8,828,430

		302,537,331

		308,131,591

Trust Preferreds — 0.2%

United States — 0.2%
Citigroup Capital XIII, 6.64%, 01/30/40(n)	656,166	17,716,482
GMAC Capital Trust I, Series 2, 6.07%, 02/15/40(n)	720,790	17,349,415
Wells Fargo & Co., Series L, 7.50%(o)(s)	5,825	7,872,488

Total Preferred Securities — 2.1% (Cost: $447,768,061)		465,570,114

Rights

Spain — 0.0%
Cellnex Telecom SA (Expires 08/12/20)(f)	1,031,399	4,313,027

Total Rights — 0.0% (Cost: $ — )		4,313,027

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 2.0%
Uniform Mortgage-Backed Securities, 2.50%, 08/01/50(t)	USD	429,375	$451,111,916

Total U.S. Government Sponsored Agency Securities — 2.0% (Cost: $446,570,130)			451,111,916

U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		35,836	36,783,592
2.38%, 11/15/49(u)(v)		181,216	234,504,959
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/23		90,294	94,553,659
0.13%, 10/15/24 - 01/15/30		664,201	711,067,683
U.S. Treasury Notes, 1.75%, 11/15/29(k)(u)(v)		498,314	554,782,874

Total U.S. Treasury Obligations — 7.2% (Cost: $1,482,277,300)			1,631,692,767

		Shares

Warrants

Brazil(d) — 0.0%
Neon Payments Ltd - T1		9,859	261,264
Neon Payments Ltd - T2(e)		9,859	1

			261,265

United States — 0.0%
Healthcare Merger Corp.		890,702	—
Zero Mass Water Inc, Series C-1, (Acquired 05/08/20, Cost: $0)(d)(j)		558,055	591,538

			591,538

Total Warrants — 0.0% (Cost: $1)			852,803

Total Long-Term Investments — 94.4% (Cost: $17,186,501,696)			21,316,532,379

		Par (000)

Short-Term Securities

Foreign Agency Obligations 3.9%

Japan — 3.9%
Japan Treasury Discount Bill
(0.16%), 08/03/20(w)	JPY	17,657,650	166,811,185
(0.15%), 08/11/20		21,673,950	204,757,358
(0.13%), 08/17/20(w)		19,470,050	183,939,545
(0.13%), 09/07/20(w)		6,055,650	57,212,568
(0.12%), 09/14/20(w)		13,365,100	126,273,662
(0.09%), 10/12/20(w)		15,251,700	144,112,183

			883,106,501

16

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(g)(x)		55,369,884	$55,369,884
SL Liquidity Series, LLC, Money Market Series, 0.38%(g)(x)(y)		241,181,945	241,326,654

			296,696,538

		Par (000)

Time Deposits 0.1%
Australia — 0.0%
Brown Brothers Harriman & Co., 0.00%, 08/03/20	AUD	135	96,571

Canada — 0.0%
Brown Brothers Harriman & Co., 0.04%, 08/05/20	CAD	4,228	3,156,381

Europe — 0.1%
Citibank NA, London, (0.68%), 08/05/20	EUR	5,085	5,989,745

United States — 0.0%
Citibank NA, New York, 0.11%, 08/03/20	USD	228	228,116

			9,470,813

U.S. Treasury Obligations — 3.2%
U.S. Treasury Bills
0.11%, 09/10/20 - 12/03/20		130,000	129,963,306
0.12%, 09/22/20(w)		30,000	29,995,833
0.16%, 10/06/20(w)		111,000	110,983,227
0.13%, 10/08/20(w)		125,000	124,977,084
0.10%, 11/12/20 - 11/19/20		163,250	163,200,447
1.75%, 11/15/20(k)(r)(v)(w)		75,132	75,478,285
0.09%, 12/17/20(w)		94,000	93,963,158

			728,561,340

Total Short-Term Securities — 8.5% (Cost: $1,907,999,350)			1,917,835,192

Options Purchased — 1.3% (Cost: $228,202,479)			282,333,473

Total Investments Before Options Written — 104.2% (Cost: $19,322,703,525)			23,516,701,044

		Shares

Investments Sold Short

Common Stocks — (0.1)%
Exxon Mobil Corp.		(252,113)	(10,608,915)

Total Investments Sold Short — (0.1)% (Proceeds: $(10,871,241))			(10,608,915)

Options Written — (1.1)% (Premiums Received: $(193,661,575))			(245,318,820)

Total Investments, Net of Options Written — 103.0% (Cost: $19,118,170,709)			23,260,773,309

Liabilities in Excess of Other Assets — (3.0)%			(679,317,680)

Net Assets — 100.0%			$22,581,455,629

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	When-issued security.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	All or a portion of this security is on loan.
(i)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $334,279,145, representing 1.48% of its net assets as of period end, and an original cost of $294,244,075.

(k)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(o)	Convertible security.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Fixed rate.
(r)	All or a portion of the security is held by a wholly-owned subsidiary.
(s)	Perpetual security with no stated maturity date.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	Rates are discount rates or a range of discount rates as of period end.
(x)	Annualized 7-day yield as of period end.
(y)	All or a portion of this security was purchased with the cash collateral from loaned securities.

17

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/19	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

Bio City Development Co. BV	$140,850,000	$—		$—	$140,850,000	$17,789,355	$—		$—	$(873,270)
BlackRock Liquidity Funds, T-Fund, Institutional Class	15,160,728	40,209,156	(b)	—	55,369,884	55,369,884	270,362		156	—
iShares China Large-Cap ETF	—	1,739,512		(1,202,009)	537,503	22,236,499	624,936		(2,220,290)	(650,002)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	1,193,077		(1,032,184)	160,893	22,259,547	295,875		20,850,877	1,206,940
iShares iBoxx High Yield Corporate Bond ETF	—	5,229,314		(2,280,501)	2,948,813	251,799,142	2,500,576		16,869,309	14,472,996
iShares MSCI Emerging Markets ETF	—	1,346,371		(1,262,139)	84,232	3,646,403	19,398		(7,714,905)	(113,376)
iShares Nasdaq Biotechnology ETF	—	29,547		—	29,547	3,970,230	3,739		—	613,759
iShares Russell 2000 ETF	—	730,017		(479,962)	250,055	36,848,105	287,314		(20,473,652)	(1,562,497)
iShares S&P 500 Value ETF	97,927	143,520		(14,101)	227,346	25,519,588	505,940		41,968	(2,724,648)
Quintis Australia Pty. Ltd.	$82,684,528	$—		$—	$82,684,528	82,684,528	—		—	197,551
Quintis Australia Pty. Ltd.	$75,937,178	$3,037,487		$—	$78,974,665	78,974,665	4,533,449		—	11,138
Quintis HoldCo Pty. Ltd.	$43,735,802	$—		$—	$43,735,802	37,496,455	—		—	11,266,587
SL Liquidity Series, LLC, Money Market Series	132,202,187	108,979,758	(b)	—	241,181,945	241,326,654	1,861,746	(c)	138,517	96,037

						$879,921,055	$10,903,335		$7,491,980	$21,941,215

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	1,481	09/08/20	$256,431	$7,754,919
Euro OAT	1,151	09/08/20	228,795	4,766,958
10-Year Australian Treasury Bond	710	09/15/20	75,812	254,355
DAX Index	233	09/18/20	84,744	405,654
Euro Stoxx 50	5,394	09/18/20	202,244	(2,547,870)
FTSE/MIB Index	319	09/18/20	35,880	(841,743)
MSCI Emerging Markets Index	631	09/18/20	33,736	3,402,529
10-Year U.S. Treasury Note	7,008	09/21/20	981,668	11,597,767
10-Year U.S. Ultra Long Treasury Note	2,586	09/21/20	411,821	8,147,073

				32,939,642

Short Contracts
Euro Bund	117	09/08/20	24,466	(467,314)
Yen Denom Nikkei Index	155	09/10/20	16,048	801,269
SPI 200 Index	35	09/17/20	3,675	8,523
NASDAQ 100 E-Mini Index	1,726	09/18/20	375,940	(24,032,365)
Russell 2000 Mini Index	384	09/18/20	28,374	(1,165,137)
S&P 500 E-Mini Index	4,272	09/18/20	697,084	(35,833,832)
U.S. Long Treasury Bond	282	09/21/20	51,403	(1,074,316)
U.S. Ultra Long Treasury Bond	309	09/21/20	70,355	(1,437,958)
2-Year U.S. Treasury Note	8,951	09/30/20	1,978,031	(1,496,124)
5-Year U.S. Treasury Note	11,070	09/30/20	1,396,204	(8,670,532)

				(73,367,786)

				$(40,428,144)

18

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	43,275,000	USD	48,674,634	HSBC Bank USA N.A.	08/06/20	$2,303,282
EUR	18,768,537	USD	20,485,075	JPMorgan Chase Bank N.A.	08/06/20	1,624,246
MXN	1,256,776,000	USD	51,886,795	Citibank N.A.	08/06/20	4,569,609
EUR	32,395,000	USD	35,052,783	Deutsche Bank AG	08/07/20	3,109,288
CHF	49,222,000	USD	51,008,523	Citibank N.A.	08/13/20	2,826,168
EUR	17,102,370	USD	18,495,367	JPMorgan Chase Bank N.A.	08/13/20	1,654,143
KRW	80,826,736,000	USD	66,383,101	Citibank N.A.	08/14/20	1,245,422
MXN	418,961,000	USD	17,275,068	Barclays Bank PLC	08/14/20	1,525,436
EUR	84,344,169	USD	92,567,135	Deutsche Bank AG	08/20/20	6,819,444
EUR	28,457,571	USD	31,690,545	Goldman Sachs International	08/20/20	1,842,308
JPY	5,093,321,000	USD	47,525,986	Barclays Bank PLC	08/20/20	598,254
JPY	7,102,617,703	USD	66,087,812	Morgan Stanley & Co. International PLC	08/20/20	1,021,267
JPY	5,277,690,000	USD	49,049,756	UBS AG	08/20/20	816,494
MXN	1,002,715,000	USD	42,010,851	Citibank N.A.	08/20/20	2,950,545
NOK	423,336,000	USD	42,601,148	Morgan Stanley & Co. International PLC	08/20/20	3,913,950
MYR	42,724,470	USD	9,821,717	Barclays Bank PLC	08/21/20	268,095
MYR	42,724,470	USD	9,774,530	Morgan Stanley & Co. International PLC	08/21/20	315,283
MYR	92,925,060	USD	21,411,304	Morgan Stanley & Co. International PLC	08/21/20	533,882
MYR	94,935,000	USD	21,764,099	Morgan Stanley & Co. International PLC	08/21/20	655,754
EUR	94,283,339	USD	103,982,832	Citibank N.A.	08/27/20	7,132,024
EUR	19,465,000	USD	21,480,192	UBS AG	08/27/20	1,459,711
AUD	30,599,704	JPY	2,298,773,081	HSBC Bank USA N.A.	09/03/20	141,045
EUR	18,857,003	USD	21,240,590	HSBC Bank USA N.A.	09/03/20	986,077
EUR	28,195,360	USD	31,535,196	JPMorgan Chase Bank N.A.	09/03/20	1,698,552
JPY	5,696,928,833	USD	52,530,866	JPMorgan Chase Bank N.A.	09/03/20	1,304,782
EUR	28,449,926	USD	32,231,157	JPMorgan Chase Bank N.A.	09/04/20	1,303,358
AUD	91,802,003	JPY	6,871,423,989	Morgan Stanley & Co. International PLC	09/10/20	655,846
EUR	28,080,533	USD	31,776,063	Morgan Stanley & Co. International PLC	09/10/20	1,327,332
NOK	307,278,000	USD	32,275,667	JPMorgan Chase Bank N.A.	09/18/20	1,490,625
JPY	5,671,135,039	USD	53,202,532	JPMorgan Chase Bank N.A.	09/24/20	405,230
JPY	22,780,332,000	USD	213,438,883	JPMorgan Chase Bank N.A.	09/24/20	1,897,660
EUR	37,626,029	USD	42,487,063	Citibank N.A.	09/25/20	1,883,645
EUR	5,391,971	USD	6,088,495	Deutsche Bank AG	09/25/20	270,018
CAD	40,217,000	USD	29,537,716	JPMorgan Chase Bank N.A.	10/01/20	491,460
GBP	93,755,000	USD	116,010,468	JPMorgan Chase Bank N.A.	10/01/20	6,753,408
GBP	934,000	USD	1,173,204	Citibank N.A.	10/08/20	49,829
GBP	57,500,000	USD	72,226,135	JPMorgan Chase Bank N.A.	10/08/20	3,067,636
JPY	11,419,232,000	USD	106,334,716	Goldman Sachs International	10/08/20	1,628,902
EUR	75,750,497	USD	86,755,264	HSBC Bank USA N.A.	10/09/20	2,600,421
EUR	75,750,497	USD	86,750,015	Morgan Stanley & Co. International PLC	10/15/20	2,616,424
GBP	140,263,000	USD	178,739,960	Barclays Bank PLC	10/22/20	4,939,520
USD	33,834,030	AUD	47,310,000	Bank of America N.A.	10/23/20	24,489
EUR	28,144,080	AUD	46,310,859	Morgan Stanley & Co. International PLC	10/29/20	116,246

						82,837,110

USD	72,026,839	EUR	62,043,537	Deutsche Bank AG	08/06/20	(1,060,399)
USD	115,402,468	HKD	895,719,331	Barclays Bank PLC	08/06/20	(170,088)
USD	41,189,422	CNH	293,946,000	Citibank N.A.	08/07/20	(854,003)
USD	72,145,186	CNH	514,406,000	Deutsche Bank AG	08/07/20	(1,430,878)
USD	19,864,945	EUR	17,102,370	Goldman Sachs International	08/13/20	(284,565)
USD	115,691,493	HKD	897,661,864	HSBC Bank USA N.A.	08/13/20	(132,643)
RUB	4,266,517,000	USD	60,249,626	Bank of America N.A.	08/14/20	(2,842,239)
RUB	1,432,160,000	USD	19,320,877	Citibank N.A.	08/14/20	(50,694)
USD	130,990,321	EUR	112,801,740	Morgan Stanley & Co. International PLC	08/20/20	(1,929,110)
USD	41,043,523	JPY	4,413,730,176	Citibank N.A.	08/20/20	(659,604)
USD	51,238,115	JPY	5,513,266,768	Citibank N.A.	08/20/20	(853,983)
USD	70,123,685	JPY	7,546,631,759	JPMorgan Chase Bank N.A.	08/20/20	(1,180,660)
USD	26,505,592	NOK	255,694,944	HSBC Bank USA N.A.	08/20/20	(1,589,527)
USD	17,394,121	NOK	167,641,056	JPMorgan Chase Bank N.A.	08/20/20	(1,025,858)
JPY	2,289,304,308	AUD	30,599,704	Morgan Stanley & Co. International PLC	09/03/20	(230,524)
USD	46,227,079	INR	3,525,277,000	Bank of America N.A.	09/03/20	(665,077)
USD	21,077,082	JPY	2,291,774,189	HSBC Bank USA N.A.	09/03/20	(580,051)

19

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	31,811,801	JPY	3,482,447,380	Deutsche Bank AG	09/04/20	$(1,097,484)
AUD	61,381,974	JPY	4,684,395,422	JPMorgan Chase Bank N.A.	09/10/20	(411,349)
JPY	5,343,227,941	AUD	71,391,505	Morgan Stanley & Co. International PLC	09/10/20	(514,382)
USD	31,933,742	JPY	3,486,481,263	Citibank N.A.	09/10/20	(1,016,481)
USD	100,372,714	CNH	714,055,000	BNP Paribas S.A.	09/11/20	(1,538,619)
USD	22,123,935	INR	1,685,689,000	BNP Paribas S.A.	09/11/20	(279,677)
GBP	29,163,764	EUR	32,549,000	HSBC Bank USA N.A.	09/17/20	(192,487)
GBP	14,577,503	EUR	16,189,000	JPMorgan Chase Bank N.A.	09/17/20	(1,168)
JPY	5,655,962,649	AUD	77,391,308	Morgan Stanley & Co. International PLC	09/17/20	(1,841,923)
JPY	4,146,953,938	EUR	34,294,000	Bank of America N.A.	09/17/20	(1,238,239)
USD	6,490,227	NOK	62,604,600	HSBC Bank USA N.A.	09/18/20	(389,293)
USD	4,259,191	NOK	41,045,400	JPMorgan Chase Bank N.A.	09/18/20	(251,223)
USD	99,372,108	CNH	706,724,000	UBS AG	09/24/20	(1,417,327)
USD	43,301,002	INR	3,341,062,000	BNP Paribas S.A.	09/24/20	(1,041,647)
USD	52,867,294	JPY	5,645,407,529	JPMorgan Chase Bank N.A.	09/24/20	(497,273)
JPY	7,056,163,425	EUR	58,599,000	JPMorgan Chase Bank N.A.	09/25/20	(2,402,179)
USD	60,796,766	AUD	88,196,000	Bank of America N.A.	10/01/20	(2,227,878)
USD	54,373,005	ZAR	949,847,461	JPMorgan Chase Bank N.A.	10/01/20	(846,543)
USD	100,733,189	CNH	707,973,000	JPMorgan Chase Bank N.A.	10/14/20	(118,108)
USD	92,379,987	AUD	130,262,000	HSBC Bank USA N.A.	10/22/20	(710,020)
JPY	16,845,500,000	USD	160,214,953	JPMorgan Chase Bank N.A.	10/29/20	(910,602)
JPY	11,862,241,300	EUR	95,827,000	JPMorgan Chase Bank N.A.	10/30/20	(905,668)

						(35,389,473)

						$47,447,637

Interest Rate Caps — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
2Y-10Y CMS Index CAP	0.50%	Goldman Sachs International	08/27/20	USD 2,298,002	$209,049	$5,859,905	$(5,650,856)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	512	08/21/20	USD	385.00	USD	21,762	$2,145,280
Bank of America Corp.	5,477	08/21/20	USD	25.00	USD	13,627	427,206
Boston Scientific Corp.	3,095	08/21/20	USD	35.00	USD	11,937	1,176,100
Global Payments, Inc.	1,150	08/21/20	USD	195.00	USD	20,472	189,750
Invesco QQQ Trust	2,101	08/21/20	USD	260.00	USD	55,842	2,093,646
Invesco QQQ Trust	1,356	08/21/20	USD	255.00	USD	36,041	1,862,466
iShares Russell 2000 ETF	3,328	08/21/20	USD	145.00	USD	49,041	1,832,064
JPMorgan Chase & Co.	1,369	08/21/20	USD	100.00	USD	13,230	214,933
L3Harris Technologies, Inc.	546	08/21/20	USD	200.00	USD	9,191	8,190
Mastercard, Inc.	728	08/21/20	USD	305.00	USD	22,461	738,920
Morgan Stanley	2,602	08/21/20	USD	50.00	USD	12,719	269,307
PPG Industries, Inc.	2,284	08/21/20	USD	95.00	USD	24,587	3,037,720
SPDR Gold Shares	9,545	08/21/20	USD	187.00	USD	176,993	3,054,400
SPDR S&P 500 ETF Trust	6,482	08/21/20	USD	335.00	USD	211,650	1,270,472
SPDR S&P 500 ETF Trust	4,854	08/21/20	USD	320.00	USD	158,493	5,082,138
SPDR S&P 500 ETF Trust	2,833	08/21/20	USD	325.00	USD	92,503	1,963,269
VanEck Vectors Semiconductor ETF	1,078	08/21/20	USD	160.00	USD	17,919	935,165
Visa, Inc.	723	08/21/20	USD	202.50	USD	13,766	58,925
Alphabet, Inc.	274	09/18/20	USD	1,660.00	USD	40,633	208,240
Amazon.com, Inc.	138	09/18/20	USD	3,600.00	USD	43,673	609,270
Apple, Inc.	1,096	09/18/20	USD	420.00	USD	46,584	2,329,000

20

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)			Value
Call (continued)
Bank of America Corp.	8,521	09/18/20	USD	24.00	USD	21,200		$1,495,436
Capital One Financial Corp.	2,860	09/18/20	USD	72.50	USD	18,247		396,110
Citigroup, Inc.	3,678	09/18/20	USD	52.50	USD	18,394		700,659
Euro Stoxx Banks	6,782	09/18/20	EUR	70.00	EUR	0	(a)	159,777
Facebook, Inc.	1,781	09/18/20	USD	265.00	USD	45,179		1,264,510
Financial Select Sector SPDR Fund	8,652	09/18/20	USD	25.00	USD	20,791		454,230
Home Depot, Inc.	1,809	09/18/20	USD	255.00	USD	48,027		2,948,670
Invesco QQQ Trust	1,777	09/18/20	USD	253.00	USD	47,231		3,344,314
Invesco QQQ Trust	3,087	09/18/20	USD	278.00	USD	82,049		1,311,975
iShares Russell 2000 ETF	5,538	09/18/20	USD	160.00	USD	81,608		861,159
iShares Russell 2000 ETF	11,028	09/18/20	USD	155.00	USD	162,509		3,302,886
JPMorgan Chase & Co.	2,777	09/18/20	USD	95.00	USD	26,837		1,513,465
NXP Semiconductors NV	1,064	09/18/20	USD	110.00	USD	12,505		1,127,840
PayPal Holdings, Inc.	1,540	09/18/20	USD	200.00	USD	30,195		1,262,800
Raytheon Technologies Corp.	1,680	09/18/20	USD	75.00	USD	9,522		36,960
SPDR Gold Shares	5,480	09/18/20	USD	180.00	USD	101,616		4,849,800
SPDR S&P 500 ETF Trust	311	09/18/20	USD	290.00	USD	10,155		1,216,010
SPDR S&P 500 ETF Trust	376	09/18/20	USD	300.00	USD	12,277		1,138,152
SPDR S&P 500 ETF Trust	4,327	09/18/20	USD	325.00	USD	141,285		4,662,342
SPDR S&P 500 ETF Trust	5,362	09/18/20	USD	330.00	USD	175,080		4,136,783
SPDR S&P 500 ETF Trust	1,180	09/18/20	USD	333.00	USD	38,529		722,750
Walmart, Inc.	1,379	09/18/20	USD	135.00	USD	17,844		337,166
Walt Disney Co.	1,337	09/18/20	USD	110.00	USD	15,635		1,337,000
iShares MSCI Emerging Markets ETF	19,302	09/30/20	USD	45.00	USD	83,558		1,544,160
SPDR S&P 500 ETF Trust	493	09/30/20	USD	294.00	USD	16,097		1,789,590
Apple, Inc.	720	10/16/20	USD	300.00	USD	30,603		9,081,000
Costco Wholesale Corp.	397	10/16/20	USD	315.00	USD	12,924		764,225
L3Harris Technologies, Inc.	697	10/16/20	USD	165.00	USD	11,733		812,005
Morgan Stanley	4,290	10/16/20	USD	55.00	USD	20,970		450,450
SPDR Gold Shares	4,335	10/16/20	USD	178.00	USD	80,384		5,006,925
SPDR S&P 500 ETF Trust	4,837	10/16/20	USD	333.00	USD	157,938		4,348,463
Starbucks Corp.	1,401	10/16/20	USD	77.50	USD	10,722		490,350
VMware, Inc.	1,872	10/16/20	USD	160.00	USD	26,247		594,360
Wells Fargo & Co.	2,977	10/16/20	USD	35.00	USD	7,222		41,678
Alibaba Group Holding Ltd., ADR	532	11/20/20	USD	270.00	USD	13,354		670,320
SPDR Euro Stoxx 50 ETF	1,022	11/20/20	USD	41.00	USD	3,735		35,770
SPDR Euro Stoxx 50 ETF	1,022	11/20/20	USD	38.00	USD	3,735		140,525
SPDR S&P 500 ETF Trust	3,535	11/20/20	USD	350.00	USD	115,425		1,956,622
Bank of America Corp.	5,755	12/18/20	USD	27.00	USD	14,318		834,475
JPMorgan Chase & Co.	1,323	12/18/20	USD	110.00	USD	12,785		409,469
Microsoft Corp.	1,253	12/18/20	USD	165.00	USD	25,688		5,444,285
SPDR S&P 500 ETF Trust	2,209	12/18/20	USD	290.00	USD	72,128		10,007,874
SPDR S&P 500 ETF Trust	3,424	12/18/20	USD	300.00	USD	111,800		12,831,440
SPDR S&P 500 ETF Trust	5,633	12/18/20	USD	340.00	USD	183,929		6,410,354
SPDR S&P 500 ETF Trust	1,712	12/31/20	USD	350.00	USD	55,900		1,296,840
Amazon.com, Inc.	36	01/15/21	USD	2,350.00	USD	11,393		3,142,800
VanEck Vectors Semiconductor ETF	2,787	01/15/21	USD	170.00	USD	46,326		3,281,692
Alibaba Group Holding Ltd., ADR	1,933	02/19/21	USD	210.00	USD	48,522		9,780,980
SPDR S&P 500 ETF Trust	2,557	12/17/21	USD	305.00	USD	83,491		11,491,158
SPDR S&P 500 ETF Trust	1,235	12/17/21	USD	360.00	USD	40,325		1,811,128

								162,556,193

Put
Air Products & Chemicals, Inc.	759	08/21/20	USD	280.00	USD	21,755		447,810
SPDR S&P 500 ETF Trust	2,752	08/21/20	USD	290.00	USD	89,858		177,504
Stamps.com, Inc.	137	08/21/20	USD	170.00	USD	3,566		27,400
Wayfair, Inc.	172	08/21/20	USD	160.00	USD	4,577		16,770
Anthem, Inc.	802	09/18/20	USD	260.00	USD	21,959		681,700
Carnival Corp.	1,706	09/18/20	USD	12.50	USD	2,368		197,896
ETSY, Inc.	685	09/18/20	USD	70.00	USD	8,109		32,880
Ishares Silver Trust	11,290	09/18/20	USD	20.00	USD	25,572		592,725
SPDR S&P Retail ETF	1,720	09/18/20	USD	42.00	USD	8,141		124,700

21

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
UnitedHealth Group, Inc.	719	09/18/20	USD	280.00	USD	21,770	$467,350
CHEWY, Inc.	685	10/16/20	USD	45.00	USD	3,596	178,785
Exxon Mobil Corp.	3,425	10/16/20	USD	37.50	USD	14,412	491,488
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,500	10/16/20	USD	134.00	USD	477,308	4,209,000
Ishares Silver Trust	9,174	10/16/20	USD	20.00	USD	20,779	752,268
Alphabet, Inc.	144	11/20/20	USD	1,415.00	USD	21,355	1,037,520
Alphabet, Inc.	126	11/20/20	USD	1,480.00	USD	18,685	1,278,270
BJ’s Wholesale Club Holdings, Inc.	1,712	11/20/20	USD	30.00	USD	6,857	149,800
Anthem, Inc.	823	12/18/20	USD	250.00	USD	22,534	1,362,065
Charter Communications, Inc.	407	12/18/20	USD	500.00	USD	23,606	500,610
UnitedHealth Group, Inc.	736	12/18/20	USD	280.00	USD	22,285	1,251,200

							13,977,741

							$176,533,934

(a)	Rounds to less than 1,000.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	Instant one-touch	Bank of America N.A.	—	08/25/20	CHF	1.17	CHF	1.17	EUR	1,602	$4,744
EUR Currency	Instant one-touch	Bank of America N.A.	—	08/25/20	CHF	1.17	CHF	1.17	EUR	1,615	4,783
EUR Currency	One-touch	Citibank N.A.	—	09/04/20	USD	1.20	USD	1.2	EUR	2,305	1,257,683
Euro Stoxx 50	One-touch	Goldman Sachs International	4,747,349	10/02/20	USD	3,562.75	USD	1.16	USD	4,747	221,673
EUR Currency	One-touch	Goldman Sachs International	—	10/13/20	AUD	1.70	AUD	1.7	EUR	5,714	1,274,638
Euro Stoxx 50	One-touch	Goldman Sachs International	4,747,349	10/16/20	USD	3,562.75	USD	1.16	USD	4,747	303,076

											3,066,597

Put
EUR Currency	One-touch	Goldman Sachs International	—	08/13/20	USD	1.05	USD	1.05	EUR	2,315	25
USD Currency	Down-and-out	Goldman Sachs International	—	08/20/20	MXN	22.15	MXN	21.39	USD	65,263	198,465
USD Currency	Down-and-out	Deutsche Bank AG	—	08/20/20	BRL	5.02	BRL	4.81	USD	65,263	108,989
S&P 500 Index	Down-and-out	Citibank N.A.	15,928	08/21/20	USD	2,810.77	USD	2,318.16	USD	16	31,329
S&P 500 Index	Down-and-out	Citibank N.A.	47,973	08/21/20	USD	2,810.53	USD	2,317.96	USD	48	94,192
USD Currency	Down-and-out	Citibank N.A.	—	08/21/20	RUB	70.35	RUB	67.9	USD	65,263	19,644
EUR Currency	One-touch	UBS AG	—	09/10/20	NOK	10.00	NOK	10	EUR	857	11,578
AUD Currency	One-touch	Deutsche Bank AG	—	10/12/20	JPY	71.00	JPY	71	AUD	12,008	833,710
AUD Currency	One-touch	Bank of America N.A.	—	11/12/20	JPY	70.00	JPY	70	AUD	12,008	795,240
S&P 500 Index	Down-and-out	JPMorgan Chase Bank N.A.	16,135	12/18/20	USD	2,900.00	USD	2,200	USD	16	428,694

											2,521,866

											$5,588,463

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	08/18/20	ZAR	17.00	USD	62,125	$1,106,081
USD Currency	Morgan Stanley & Co. International PLC	—	08/18/20	MXN	22.75	USD	82,834	565,258
SPDR Gold Shares(a)	Societe Generale	1,561,983	08/28/20	USD	187.50	USD	1,562	4,979,133
USD Currency	JPMorgan Chase Bank N.A.	—	08/28/20	IDR	15,176.00	USD	68,617	311,384
USD Currency	Morgan Stanley & Co. International PLC	—	08/28/20	MXN	23.45	USD	41,005	170,088
EUR Currency	JPMorgan Chase Bank N.A.	—	09/17/20	USD	1.14	EUR	50,500	2,351,517
Agilent Technologies, Inc.	Citibank N.A.	341,244	09/18/20	USD	100.00	USD	341	853,110
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	44,100	09/18/20	EUR	390.00	EUR	44	304,533
SPDR Gold Shares(a)	Morgan Stanley & Co. International PLC	694,025	09/18/20	USD	187.00	USD	694	3,713,034
Union Pacific Corp.	Goldman Sachs International	159,068	09/18/20	USD	182.50	USD	159	441,974
EUR Currency	Bank of America N.A.	—	09/22/20	USD	1.16	EUR	44,810	1,019,199
EUR Currency	Bank of America N.A.	—	09/25/20	USD	1.14	EUR	58,521	2,760,027

22

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
USD Currency	BNP Paribas S.A.	—	09/29/20	RUB	75.00	USD	20,615	$434,430
USD Currency	Citibank N.A.	—	09/29/20	MXN	23.00	USD	20,615	296,705
USD Currency	Citibank N.A.	—	09/29/20	ZAR	17.20	USD	20,615	529,896
USD Currency	Morgan Stanley & Co. International PLC	—	09/29/20	BRL	5.40	USD	20,615	411,156
SPDR Gold Shares(a)	Morgan Stanley & Co. International PLC	1,149,935	09/30/20	USD	188.00	USD	1,150	6,555,434
EUR Currency	JPMorgan Chase Bank N.A.	—	10/01/20	USD	1.13	EUR	84,090	4,196,712
EUR Currency	Goldman Sachs International	—	10/13/20	AUD	1.65	EUR	171,910	3,020,922
EUR Currency	JPMorgan Chase Bank N.A.	—	10/22/20	USD	1.17	EUR	44,810	1,177,814
USD Currency	Morgan Stanley & Co. International PLC	—	11/19/20	NOK	10.70	USD	108,103	186,586
Capital One Financial Corp.	Nomura International Plc	156,407	11/20/20	USD	55.00	USD	156	1,882,465
SPDR Gold Shares(a)	BNP Paribas S.A.	1,170,467	12/18/20	USD	185.00	USD	1,171	12,406,950
EUR Currency	BNP Paribas S.A.	—	01/27/21	USD	1.21	EUR	108,454	1,498,420
SPDR S&P 500 ETF	Morgan Stanley & Co. International PLC	575,800	06/18/21	USD	360.00	USD	576	5,461,267
Euro Stoxx 50	Credit Suisse International	13,417	12/17/21	EUR	3,400.00	EUR	13	2,500,631

								59,134,726

Put
EUR Currency	Citibank N.A.	—	08/19/20	USD	1.07	EUR	105,465	497
EUR Currency	HSBC Bank PLC	—	08/19/20	JPY	116.50	EUR	63,280	4,920
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	2,127,065	08/19/20	TWD	284.45	TWD	2,127	1,021
NZD Currency	JPMorgan Chase Bank N.A.	—	09/10/20	JPY	68.00	NZD	45,901	156,440
ASML Holding NV	Credit Suisse International	22,311	09/18/20	EUR	265.00	EUR	22	98,292
USD Currency	Morgan Stanley & Co. International PLC	—	09/21/20	CAD	1.33	USD	108,343	735,649
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	208,314	09/29/20	HKD	392.22	HKD	208	57,455
AUD Currency	Morgan Stanley & Co. International PLC	—	10/12/20	JPY	72.50	AUD	370,877	1,964,776
AUD Currency	Morgan Stanley & Co. International PLC	—	10/13/20	JPY	73.00	AUD	186,403	1,173,676
Amazon.com, Inc.	Citibank N.A.	9,811	11/20/20	USD	2,881.58	USD	10	1,420,814

								5,613,540

								$64,748,266

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 08/15/30	3-Month LIBOR, 0.25%	Quarterly	1.08%	Semi-Annual	Bank of America N.A.	08/13/20	1.08%	USD	142,054	$7,671,106
30-Year Interest Rate Swap, 08/19/50	3-Month LIBOR, 0.25%	Quarterly	0.77%	Semi-Annual	Citibank N.A.	08/17/20	0.77	USD	36,511	476,884
30-Year Interest Rate Swap, 10/21/50	3-Month LIBOR, 0.25%	Quarterly	0.72%	Semi-Annual	Citibank N.A.	10/19/20	0.72	USD	36,511	974,850
30-Year Interest Rate Swap, 10/23/50	3-Month LIBOR, 0.25%	Quarterly	0.93%	Semi-Annual	Morgan Stanley & Co. International PLC	10/21/20	0.93	USD	88,041	5,258,832
30-Year Interest Rate Swap, 12/20/50	3-Month LIBOR, 0.25%	Quarterly	0.85%	Semi-Annual	Goldman Sachs International	12/18/20	0.85	USD	119,778	6,829,207
30-Year Interest Rate Swap, 06/06/51	3-Month LIBOR, 0.25%	Quarterly	1.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/04/21	1.00	USD	101,372	10,470,773
30-Year Interest Rate Swap, 06/13/51	3-Month LIBOR, 0.25%	Quarterly	1.00%	Semi-Annual	BNP Paribas S.A.	06/11/21	1.00	USD	33,056	3,435,195

										35,116,847

23

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency	Counterparty
Put
10-Year Interest Rate Swap, 08/13/30	1.80%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	JPMorgan Chase Bank N.A.	08/11/20	1.80%	USD	248,953	$3
10-Year Interest Rate Swap, 08/15/30	2.08%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	Bank of America N.A.	08/13/20	2.08	USD	141,092	1
10-Year Interest Rate Swap, 10/04/30	0.75%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	JPMorgan Chase Bank N.A.	10/02/20	0.75	USD	63,653	136,910

										136,914

										$35,253,761

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	1,188	08/21/20	USD	100.00	USD	11,956	$(345,114)
Agilent Technologies, Inc.	1,233	08/21/20	USD	97.50	USD	11,877	(302,085)
Air Products & Chemicals, Inc.	759	08/21/20	USD	320.00	USD	21,755	(56,925)
Alphabet, Inc.	152	08/21/20	USD	1,540.00	USD	22,541	(221,160)
Alphabet, Inc.	80	08/21/20	USD	1,580.00	USD	11,864	(62,400)
Amazon.com, Inc.	72	08/21/20	USD	3,040.00	USD	22,786	(1,277,280)
Apple, Inc.	729	08/21/20	USD	355.00	USD	30,985	(5,148,562)
Apple, Inc.	1,027	08/21/20	USD	410.00	USD	43,652	(2,220,887)
Bank of America Corp.	3,248	08/21/20	USD	29.00	USD	8,081	(14,616)
Bank of America Corp.	10,038	08/21/20	USD	28.00	USD	24,975	(85,323)
Boston Scientific Corp.	2,992	08/21/20	USD	40.00	USD	11,540	(158,576)
Charter Communications, Inc.	208	08/21/20	USD	570.00	USD	12,064	(374,400)
Citigroup, Inc.	2,122	08/21/20	USD	60.00	USD	10,612	(19,098)
Comcast Corp.	2,718	08/21/20	USD	42.50	USD	11,633	(342,468)
D.R. Horton, Inc.	1,268	08/21/20	USD	47.50	USD	8,389	(2,371,160)
eBay, Inc.	917	08/21/20	USD	50.00	USD	5,069	(506,642)
Facebook, Inc.	1,160	08/21/20	USD	255.00	USD	29,426	(820,700)
FleetCor Technologies, Inc.	891	08/21/20	USD	250.00	USD	23,039	(1,425,600)
FleetCor Technologies, Inc.	432	08/21/20	USD	260.00	USD	11,170	(434,160)
HCA Healthcare, Inc.	1,012	08/21/20	USD	115.00	USD	12,816	(1,300,420)
Home Depot, Inc.	927	08/21/20	USD	240.00	USD	24,611	(2,438,010)
Humana, Inc.	98	08/21/20	USD	465.00	USD	3,846	(6,370)
Invesco QQQ Trust	4,202	08/21/20	USD	270.00	USD	111,685	(1,663,992)
Invesco QQQ Trust	662	08/21/20	USD	275.00	USD	17,595	(135,379)
Invesco QQQ Trust	2,744	08/21/20	USD	283.00	USD	72,933	(146,804)
iShares Russell 2000 ETF	3,328	08/21/20	USD	155.00	USD	49,041	(386,048)
JPMorgan Chase & Co.	2,524	08/21/20	USD	110.00	USD	24,392	(42,908)
Lennar Corp.	1,056	08/21/20	USD	50.00	USD	7,640	(2,365,440)
Lowe’s Cos., Inc.	874	08/21/20	USD	140.00	USD	13,015	(858,705)
Lowe’s Cos., Inc.	1,841	08/21/20	USD	145.00	USD	27,414	(1,343,930)
Marvell Technology Group Ltd.	1,344	08/21/20	USD	35.00	USD	4,902	(290,304)
Mastercard, Inc.	766	08/21/20	USD	325.00	USD	23,633	(167,754)
McDonald’s Corp.	585	08/21/20	USD	200.00	USD	11,365	(99,450)
Morgan Stanley	4,854	08/21/20	USD	55.00	USD	23,726	(50,967)
Northrop Grumman Corp.	121	08/21/20	USD	370.00	USD	3,933	(3,933)
PayPal Holdings, Inc.	692	08/21/20	USD	170.00	USD	13,568	(1,864,940)
ServiceNow, Inc.	271	08/21/20	USD	420.00	USD	11,902	(745,250)
SPDR Gold Shares	9,545	08/21/20	USD	197.00	USD	176,993	(859,050)
TJX Cos., Inc.	2,087	08/21/20	USD	57.50	USD	10,850	(73,045)
VanEck Vectors Semiconductor ETF	2,156	08/21/20	USD	170.00	USD	35,837	(639,254)
Walmart, Inc.	1,237	08/21/20	USD	140.00	USD	16,007	(72,983)
Walmart, Inc.	914	08/21/20	USD	130.00	USD	11,827	(281,055)
Walt Disney Co.	951	08/21/20	USD	125.00	USD	11,121	(116,498)
AbbVie, Inc.	1,186	09/18/20	USD	100.00	USD	11,256	(190,946)
Air Products & Chemicals, Inc.	440	09/18/20	USD	270.00	USD	12,612	(979,000)
Alphabet, Inc.	38	09/18/20	USD	1,425.00	USD	5,635	(360,050)

24

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)			Value
Call (continued)
Alphabet, Inc.	547	09/18/20	USD	1,760.00	USD	81,118		$(143,588)
Amazon.com, Inc.	20	09/18/20	USD	2,485.00	USD	6,329		(1,376,850)
Amazon.com, Inc.	275	09/18/20	USD	4,000.00	USD	87,029		(398,750)
Anthem, Inc.	600	09/18/20	USD	310.00	USD	16,428		(70,500)
Anthem, Inc.	600	09/18/20	USD	300.00	USD	16,428		(171,000)
Apple, Inc.	169	09/18/20	USD	325.00	USD	7,183		(1,708,590)
Apple, Inc.	2,191	09/18/20	USD	445.00	USD	93,126		(2,464,875)
Bank of America Corp.	8,521	09/18/20	USD	30.00	USD	21,200		(89,471)
Bristol-Myers Squibb Co.	1,794	09/18/20	USD	67.50	USD	10,524		(54,717)
Charter Communications, Inc.	396	09/18/20	USD	600.00	USD	22,968		(376,200)
Citigroup, Inc.	863	09/18/20	USD	60.00	USD	4,316		(34,089)
Citigroup, Inc.	3,678	09/18/20	USD	62.50	USD	18,394		(86,433)
Euro Stoxx Banks	13,563	09/18/20	EUR	80.00	EUR	0(a	)	(59,912)
Facebook, Inc.	251	09/18/20	USD	215.00	USD	6,367		(1,022,825)
Facebook, Inc.	3,562	09/18/20	USD	285.00	USD	90,357		(790,764)
Home Depot, Inc.	2,715	09/18/20	USD	275.00	USD	72,081		(1,547,550)
Intel Corp.	626	09/18/20	USD	75.00	USD	2,988		(5,008)
Invesco QQQ Trust	1,279	09/18/20	USD	226.00	USD	33,995		(5,330,872)
Invesco QQQ Trust	6,172	09/18/20	USD	288.00	USD	164,046		(969,004)
iShares Russell 2000 ETF	7,352	09/18/20	USD	165.00	USD	108,339		(536,696)
Johnson & Johnson	263	09/18/20	USD	165.00	USD	3,833		(6,049)
JPMorgan Chase & Co.	5,561	09/18/20	USD	115.00	USD	53,742		(211,318)
McDonald’s Corp.	1,140	09/18/20	USD	210.00	USD	22,148		(124,260)
Merck & Co., Inc.	1,401	09/18/20	USD	85.00	USD	11,242		(143,603)
Microsoft Corp.	289	09/18/20	USD	190.00	USD	5,925		(528,147)
Microsoft Corp.	1,164	09/18/20	USD	230.00	USD	23,863		(186,240)
Morgan Stanley	970	09/18/20	USD	50.00	USD	4,741		(187,210)
NextEra Energy, Inc.	847	09/18/20	USD	280.00	USD	23,775		(931,700)
NXP Semiconductors NV	1,064	09/18/20	USD	140.00	USD	12,505		(55,328)
PayPal Holdings, Inc.	263	09/18/20	USD	180.00	USD	5,157		(536,520)
PayPal Holdings, Inc.	3,081	09/18/20	USD	220.00	USD	60,409		(801,060)
Pfizer, Inc.	3,278	09/18/20	USD	37.00	USD	12,614		(804,749)
Raytheon Technologies Corp.	1,680	09/18/20	USD	90.00	USD	9,522		(16,800)
SPDR Gold Shares	9,225	09/18/20	USD	200.00	USD	171,059		(1,914,187)
Thermo Fisher Scientific, Inc.	306	09/18/20	USD	390.00	USD	12,667		(966,960)
U.S. Bancorp	1,181	09/18/20	USD	42.50	USD	4,351		(37,792)
Uber Technologies, Inc.	1,138	09/18/20	USD	46.00	USD	3,444		(5,690)
UnitedHealth Group, Inc.	1,070	09/18/20	USD	320.00	USD	32,397		(537,675)
UnitedHealth Group, Inc.	711	09/18/20	USD	330.00	USD	21,528		(174,195)
Walmart, Inc.	2,758	09/18/20	USD	145.00	USD	35,689		(210,987)
Walt Disney Co.	1,337	09/18/20	USD	125.00	USD	15,635		(330,239)
Xilinx, Inc.	447	09/18/20	USD	110.00	USD	4,799		(189,975)
iShares MSCI Emerging Markets ETF	19,302	09/30/20	USD	47.00	USD	83,558		(521,154)
iShares MSCI Emerging Markets ETF	9,652	09/30/20	USD	49.00	USD	41,784		(77,216)
SPDR S&P 500 ETF Trust	3,045	09/30/20	USD	230.00	USD	99,425		(29,521,275)
SPDR S&P 500 ETF Trust	1,002	09/30/20	USD	253.00	USD	32,717		(7,459,389)
Apple, Inc.	1,439	10/16/20	USD	330.00	USD	61,163		(14,044,640)
Applied Materials, Inc.	2,212	10/16/20	USD	70.00	USD	14,230		(524,244)
Comcast Corp.	6,006	10/16/20	USD	40.00	USD	25,706		(2,372,370)
Costco Wholesale Corp.	397	10/16/20	USD	345.00	USD	12,924		(217,357)
L3Harris Technologies, Inc.	697	10/16/20	USD	190.00	USD	11,733		(170,765)
Marsh & McLennan Cos., Inc.	1,007	10/16/20	USD	120.00	USD	11,742		(309,652)
Morgan Stanley	6,433	10/16/20	USD	65.00	USD	31,445		(96,495)
SPDR Gold Shares	4,335	10/16/20	USD	195.00	USD	80,384		(1,929,075)
SPDR S&P 500 ETF Trust	2,444	10/16/20	USD	295.00	USD	79,801		(8,959,704)
Starbucks Corp.	2,802	10/16/20	USD	87.50	USD	21,444		(177,927)
VMware, Inc.	1,872	10/16/20	USD	180.00	USD	26,247		(173,160)
Alphabet, Inc.	144	11/20/20	USD	1,660.00	USD	21,355		(509,760)
Alphabet, Inc.	126	11/20/20	USD	1,740.00	USD	18,685		(263,340)
Amazon.com, Inc.	170	11/20/20	USD	3,500.00	USD	53,800		(2,670,700)
Anthem, Inc.	823	12/18/20	USD	290.00	USD	22,534		(1,296,225)
Charter Communications, Inc.	407	12/18/20	USD	600.00	USD	23,606		(1,068,375)

25

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	1,253	12/18/20	USD	190.00	USD	25,688	$(3,088,645)
UnitedHealth Group, Inc.	736	12/18/20	USD	320.00	USD	22,285	(1,104,000)
Amazon.com, Inc.	73	01/15/21	USD	2,900.00	USD	23,102	(3,409,100)

							(139,772,587)

Put
Air Products & Chemicals, Inc.	759	08/21/20	USD	250.00	USD	21,755	(56,925)
Apple, Inc.	512	08/21/20	USD	345.00	USD	21,762	(27,392)
Citigroup, Inc.	2,122	08/21/20	USD	42.50	USD	10,612	(29,708)
Financial Select Sector SPDR Fund	8,652	08/21/20	USD	21.00	USD	20,791	(47,586)
Financial Select Sector SPDR Fund	4,937	08/21/20	USD	23.00	USD	11,864	(125,894)
Global Payments, Inc.	1,150	08/21/20	USD	165.00	USD	20,472	(313,375)
Invesco QQQ Trust	2,058	08/21/20	USD	244.00	USD	54,700	(237,699)
L3Harris Technologies, Inc.	546	08/21/20	USD	145.00	USD	9,191	(35,490)
Mastercard, Inc.	728	08/21/20	USD	260.00	USD	22,461	(14,560)
Morgan Stanley	2,602	08/21/20	USD	43.00	USD	12,719	(44,234)
PPG Industries, Inc.	1,118	08/21/20	USD	85.00	USD	12,035	(72,670)
SPDR Gold Shares	4,772	08/21/20	USD	177.00	USD	88,487	(448,568)
Stamps.com, Inc.	137	08/21/20	USD	120.00	USD	3,566	(65,760)
Visa, Inc.	723	08/21/20	USD	182.50	USD	13,766	(145,323)
Wayfair, Inc.	172	08/21/20	USD	120.00	USD	4,577	(5,160)
Anthem, Inc.	802	09/18/20	USD	230.00	USD	21,959	(206,515)
Bank of America Corp.	4,000	09/18/20	USD	20.00	USD	9,952	(74,000)
Bank of America Corp.	8,521	09/18/20	USD	21.00	USD	21,200	(251,369)
Capital One Financial Corp.	2,860	09/18/20	USD	55.00	USD	18,247	(456,170)
Carnival Corp.	1,706	09/18/20	USD	7.50	USD	2,368	(17,060)
Citigroup, Inc.	2,145	09/18/20	USD	40.00	USD	10,727	(72,930)
Citigroup, Inc.	3,678	09/18/20	USD	42.50	USD	18,394	(233,553)
ETSY, Inc.	685	09/18/20	USD	60.00	USD	8,109	(11,645)
Home Depot, Inc.	1,809	09/18/20	USD	220.00	USD	48,027	(309,339)
iShares Russell Mid-Cap ETF	7,352	09/18/20	USD	120.00	USD	108,339	(691,088)
JPMorgan Chase & Co.	5,559	09/18/20	USD	80.00	USD	53,722	(300,186)
NXP Semiconductors NV	1,064	09/18/20	USD	80.00	USD	12,505	(42,028)
Raytheon Technologies Corp.	840	09/18/20	USD	60.00	USD	4,761	(457,800)
SPDR S&P 500 ETF Trust	922	09/18/20	USD	282.00	USD	30,105	(190,854)
SPDR S&P Retail ETF	1,720	09/18/20	USD	37.00	USD	8,141	(61,920)
UnitedHealth Group, Inc.	719	09/18/20	USD	230.00	USD	21,770	(89,875)
SPDR S&P 500 ETF Trust	3,045	09/30/20	USD	230.00	USD	99,425	(178,133)
SPDR S&P 500 ETF Trust	1,002	09/30/20	USD	253.00	USD	32,717	(111,723)
CHEWY, Inc.	685	10/16/20	USD	35.00	USD	3,596	(48,293)
Costco Wholesale Corp.	397	10/16/20	USD	280.00	USD	12,924	(90,318)
Exxon Mobil Corp.	3,425	10/16/20	USD	30.00	USD	14,412	(106,175)
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,500	10/16/20	USD	129.00	USD	477,308	(2,121,750)
L3Harris Technologies, Inc.	697	10/16/20	USD	135.00	USD	11,733	(165,538)
Morgan Stanley	6,433	10/16/20	USD	42.00	USD	31,445	(685,114)
SPDR Gold Shares	2,167	10/16/20	USD	165.00	USD	40,183	(243,787)
SPDR S&P 500 ETF Trust	2,444	10/16/20	USD	295.00	USD	79,801	(1,463,956)
VMware, Inc.	1,872	10/16/20	USD	130.00	USD	26,247	(1,095,120)
Alphabet, Inc.	144	11/20/20	USD	1,200.00	USD	21,355	(328,320)
Alphabet, Inc.	126	11/20/20	USD	1,280.00	USD	18,685	(424,620)
BJ’s Wholesale Club Holdings, Inc.	1,712	11/20/20	USD	25.00	USD	6,857	(85,600)
Netflix, Inc.	385	11/20/20	USD	350.00	USD	18,822	(206,937)
Anthem, Inc.	823	12/18/20	USD	210.00	USD	22,534	(543,180)
Charter Communications, Inc.	407	12/18/20	USD	425.00	USD	23,606	(131,258)
UnitedHealth Group, Inc.	736	12/18/20	USD	240.00	USD	22,285	(537,280)
SPDR S&P 500 ETF Trust	1,712	12/31/20	USD	250.00	USD	55,900	(831,176)
Amazon.com, Inc.	36	01/15/21	USD	1,850.00	USD	11,393	(49,230)

26

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Alibaba Group Holding Ltd., ADR	1,933	02/19/21	USD	190.00	USD	48,522	$(952,002)
SPDR S&P 500 ETF Trust	617	12/17/21	USD	270.00	USD	20,146	(1,157,492)

							(16,693,678)

							$(156,466,265)

(a)	Rounds to less than 1,000.

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-touch	UBS AG	—	09/10/20	NOK	10.50	NOK	10.5	EUR	171	$(158,160)

Put
NZD Currency	Down-and-in	JPMorgan Chase Bank N.A.	—	09/10/20	JPY	65.00	JPY	63.50	NZD	57,376	(43,341)
Euro Stoxx 50	Down-and-in	Credit Suisse International	13,417	12/17/21	EUR	2,600.00	EUR	2,200.00	EUR	13	(2,468,344)

											(2,511,685)

											$(2,669,845)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	08/18/20	ZAR	17.75	USD	62,125	$(278,570)
USD Currency	Morgan Stanley & Co. International PLC	—	08/18/20	MXN	23.50	USD	82,834	(193,334)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	2,127,065	08/19/20	TWD	321.88	TWD	2,127	(7,515,006)
EUR Currency	JPMorgan Chase Bank N.A.	—	09/17/20	USD	1.16	EUR	50,500	(1,485,150)
Agilent Technologies, Inc.	Citibank N.A.	341,244	09/18/20	USD	110.00	USD	341	(204,746)
ASML Holding NV	Credit Suisse International	22,311	09/18/20	EUR	305.00	EUR	22	(325,404)
Roche Holding AG	Barclays Bank PLC	27,414	09/18/20	CHF	365.00	CHF	27	(7,186)
Sanofi	Barclays Bank PLC	106,266	09/18/20	EUR	102.00	EUR	106	(9,821)
SPDR Gold Shares(a)	Goldman Sachs International	173,599	09/18/20	USD	195.00	USD	174	(515,589)
SPDR Gold Shares(a)	Morgan Stanley & Co. International PLC	694,025	09/18/20	USD	202.00	USD	694	(1,190,607)
STMicroelectronics NV	Morgan Stanley & Co. International PLC	80,800	09/18/20	EUR	29.00	EUR	1	(18,084)
Union Pacific Corp.	Goldman Sachs International	159,068	09/18/20	USD	200.00	USD	159	(60,409)
EUR Currency	Bank of America N.A.	—	09/22/20	USD	1.18	EUR	44,810	(536,546)
EUR Currency	Bank of America N.A.	—	09/25/20	USD	1.16	EUR	58,521	(1,773,978)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	208,314	09/29/20	HKD	580.00	HKD	208	(519,152)
SPDR Gold Shares(a)	Morgan Stanley & Co. International PLC	954,663	09/30/20	USD	203.00	USD	955	(2,177,090)
EUR Currency	JPMorgan Chase Bank N.A.	—	10/01/20	USD	1.15	EUR	84,090	(2,769,347)
EUR Currency	Goldman Sachs International	—	10/13/20	AUD	1.71	EUR	171,910	(946,696)
Roche Holding AG	Barclays Bank PLC	38,262	10/16/20	CHF	370.00	CHF	38	(17,793)
Sanofi	Barclays Bank PLC	105,946	10/16/20	EUR	98.00	EUR	106	(71,008)
EUR Currency	JPMorgan Chase Bank N.A.	—	10/22/20	USD	1.18	EUR	44,810	(696,849)
Amazon.com, Inc.	Citibank N.A.	9,811	11/20/20	USD	3,397.23	USD	10	(1,838,501)
ASML Holding NV	UBS AG	34,785	11/20/20	EUR	370.00	EUR	35	(48,353)
Autodesk, Inc.	Nomura International Plc	127,769	11/20/20	USD	260.00	USD	128	(1,456,600)
Capital One Financial Corp.	Nomura International Plc	156,407	11/20/20	USD	70.00	USD	156	(645,163)
SPDR Gold Shares(a)	BNP Paribas S.A.	1,170,467	12/18/20	USD	225.00	USD	1,171	(3,224,636)
EUR Currency	BNP Paribas S.A.	—	01/27/21	USD	1.33	EUR	162,682	(316,575)

								(28,842,193)

Put
EUR Currency	Deutsche Bank AG	—	08/19/20	JPY	110.00	EUR	63,280	(373)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	2,127,065	08/19/20	TWD	250.02	TWD	2,127	(213)
Capital One Financial Corp.	Nomura International Plc	156,407	08/21/20	USD	44.00	USD	156	(4,278)
Invesco KBW Bank ETF	Morgan Stanley & Co. International PLC	370,997	08/21/20	USD	36.00	USD	371	(241,122)
SPDR Gold Shares(a)	Societe Generale	780,991	08/28/20	USD	175.00	USD	781	(747,018)

27

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	643,513	09/11/20	JPY	3,820.96	JPY	644	$(6,207,653)
ASML Holding NV	Credit Suisse International	22,311	09/18/20	EUR	235.00	EUR	22	(31,456)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	29,411	09/18/20	EUR	355.00	EUR	29	(330,715)
Roche Holding AG	Barclays Bank PLC	27,414	09/18/20	CHF	305.00	CHF	28	(147,479)
Union Pacific Corp.	Goldman Sachs International	116,689	09/18/20	USD	155.00	USD	117	(252,576)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	208,314	09/29/20	HKD	350.94	HKD	208	(29,452)
SPDR Gold Shares(a)	Morgan Stanley & Co. International PLC	650,904	09/30/20	USD	165.00	USD	651	(488,087)
AUD Currency	Morgan Stanley & Co. International PLC	—	10/13/20	JPY	69.50	AUD	186,403	(398,994)
Roche Holding AG	Barclays Bank PLC	19,131	10/16/20	CHF	300.00	CHF	19	(142,190)
Sanofi	Barclays Bank PLC	105,946	10/16/20	EUR	80.00	EUR	106	(106,396)
Amazon.com, Inc.	Citibank N.A.	9,811	11/20/20	USD	2,426.59	USD	10	(385,331)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	644,795	12/11/20	JPY	3,786.60	JPY	645	(6,534,240)
EUR Currency	BNP Paribas S.A.	—	01/27/21	USD	1.10	EUR	108,454	(428,357)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	541,031	03/12/21	JPY	3,400.00	JPY	541	(3,960,253)
Topix-Bank Index	BNP Paribas S.A.	13,948,849	03/12/21	JPY	131.00	JPY	13,949	(3,721,222)

								(24,157,405)

								$(52,999,598)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Exercise	Credit			Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rating	(a)		Price	Amount (000)(b)		Value

Call
Buy Protection on 5-Year Credit Default Swap, 06/20/25	1.00%	Quarterly	CDX.NA.IG.34.V1	Quarterly	Morgan Stanley & Co. International PLC	08/19/20	NR		USD	70.00	USD	124,255	$(190,885)

Put
Sold Protection on 5-Year Credit Default Swap, 06/20/25	CDX.NA.IG.34.V1	Quarterly	1.00%	Quarterly	Morgan Stanley & Co. International PLC	08/19/20	NR		USD	95.00	USD	62,127	(11,535)

													$(202,420)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
2-Year Interest Rate Swap, 08/15/22	0.88%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	Bank of America N.A.	08/13/20	0.88%	USD	623,327	$(8,783,477)
10-Year Interest Rate Swap, 09/12/30	0.68%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	Morgan Stanley & Co. International PLC	09/10/20	0.68	USD	20,212	(308,307)
10-Year Interest Rate Swap, 09/25/30	0.66%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	JPMorgan Chase Bank N.A.	09/23/20	0.66	USD	30,500	(453,030)
10-Year Interest Rate Swap, 09/27/30	0.76%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	Deutsche Bank AG	09/25/20	0.76	USD	24,400	(570,401)
30-Year Interest Rate Swap, 10/23/50	0.69%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	Morgan Stanley & Co. International PLC	10/21/20	0.69	USD	88,041	(2,114,442)
30-Year Interest Rate Swap, 12/20/50	0.60%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	Goldman Sachs International	12/18/20	0.60	USD	119,778	(3,227,049)
30-Year Interest Rate Swap, 06/06/51	0.50%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	JPMorgan Chase Bank N.A.	06/04/21	0.50	USD	101,372	(3,876,005)

28

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call (continued)
30-Year Interest Rate Swap, 06/13/51	0.50%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	BNP Paribas S.A.	06/11/21	0.50%	USD	33,056	$(1,284,178)
5-Year Interest Rate Swap, 04/10/27	(0.02%)	Annual	6-Month EURIBOR, (0.41%)	Semi-Annual	Barclays Bank PLC	04/08/22	0.02	EUR	170,960	(4,038,602)
5-Year Interest Rate Swap, 04/21/27	(0.15%)	Annual	6-Month EURIBOR, (0.41%)	Semi-Annual	Barclays Bank PLC	04/19/22	0.15	EUR	45,113	(811,779)
5-Year Interest Rate Swap, 04/21/27	(0.13%)	Annual	6-Month EURIBOR, (0.41%)	Semi-Annual	Barclays Bank PLC	04/19/22	0.13	EUR	112,700	(2,126,720)

										(27,593,990)

Put
2-Year Interest Rate Swap, 08/15/22	3-Month LIBOR, 0.25%	Quarterly	1.88%	Semi-Annual	Bank of America N.A.	08/13/20	1.88	USD	701,808	(7)
10-Year Interest Rate Swap, 08/21/30	3-Month LIBOR, 0.25%	Quarterly	0.88%	Semi-Annual	Goldman Sachs International	08/19/20	0.88	USD	303,013	(4,257)
10-Year Interest Rate Swap, 09/12/30	3-Month LIBOR, 0.25%	Quarterly	0.68%	Semi-Annual	Morgan Stanley & Co. International PLC	09/10/20	0.68	USD	20,212	(40,135)
10-Year Interest Rate Swap, 09/25/30	3-Month LIBOR, 0.25%	Quarterly	0.66%	Semi-Annual	JPMorgan Chase Bank N.A.	09/23/20	0.66	USD	30,500	(99,756)
10-Year Interest Rate Swap, 09/27/30	3-Month LIBOR, 0.25%	Quarterly	0.76%	Semi-Annual	Deutsche Bank AG	09/25/20	0.76	USD	24,400	(38,546)
30-Year Interest Rate Swap, 10/21/50	3-Month LIBOR, 0.25%	Quarterly	1.07%	Semi-Annual	Citibank N.A.	10/19/20	1.07	USD	36,511	(344,607)
30-Year Interest Rate Swap, 10/23/50	3-Month LIBOR, 0.25%	Quarterly	1.19%	Semi-Annual	Morgan Stanley & Co. International PLC	10/21/20	1.19	USD	88,041	(496,244)
30-Year Interest Rate Swap, 12/20/50	3-Month LIBOR, 0.25%	Quarterly	1.20%	Semi-Annual	Goldman Sachs International	12/18/20	1.20	USD	119,778	(1,486,722)
10-Year Interest Rate Swap, 02/13/32	3-Month LIBOR, 0.25%	Quarterly	2.00%	Semi-Annual	JPMorgan Chase Bank N.A.	02/11/22	2.00	USD	248,953	(701,325)
5-Year Interest Rate Swap, 04/10/27	6-Month EURIBOR, (0.41%)	Semi-Annual	(0.02%)	Annual	Barclays Bank PLC	04/08/22	0.02	EUR	170,960	(966,676)
5-Year Interest Rate Swap, 04/21/27	6-Month EURIBOR, (0.41%)	Semi-Annual	(0.15%)	Annual	Barclays Bank PLC	04/19/22	0.15	EUR	45,114	(358,209)
5-Year Interest Rate Swap, 04/21/27	6-Month EURIBOR, (0.41%)	Semi-Annual	(0.13%)	Annual	Barclays Bank PLC	04/19/22	0.13	EUR	112,700	(850,218)

										(5,386,702)

										$(32,980,692)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligatioin/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.34.V7	5.00%	Quarterly	06/20/25	USD	122,822	$(4,173,072)	$5,536,568	$(9,709,640)

29

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligations/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation)

CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	BBB-		USD	885,749	$(13,875,355)	$(17,156,120)	$3,280,765
Markit iTraxx XO, Series 32, Version 1	5.00	Quarterly	12/20/24	B-		EUR	22,561	1,638,705	3,000,596	(1,361,891)
Markit iTraxx XO, Series 33, Version 1	5.00	Quarterly	06/20/25	B		EUR	47,808	3,339,368	653,209	2,686,159

								$(8,897,282)	$(13,502,315)	$4,605,033

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

										Upfront
										Premium		Unrealized
Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Paid		Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received	)	(Depreciation)

3-Month CAD BA, 0.74%	Quarterly	1.91%	Semi-Annual	N/A		07/09/21	CAD	687,584	$7,104,155	$2,576		$7,101,579
1.06%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	N/A		03/28/22	USD	1,055,739	(18,735,639)	6,901		(18,742,540)
0.53%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	06/06/22	(a)	06/06/24	USD	204,209	(1,278,286)	1,592		(1,279,878)
1.60%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	N/A		01/24/25	USD	413,546	(25,540,563)	9,708		(25,550,271)
0.69%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	N/A		06/24/30	USD	49,810	(801,500)	876		(802,376)
0.89%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	N/A		07/05/50	USD	37,022	(1,070,434)	1,204		(1,071,638)
0.88%	Semi-Annual	3-Month LIBOR, 0.25%	Quarterly	N/A		07/21/50	USD	24,341	(631,153)	806		(631,959)

									$(40,953,420)	$23,663		$(40,977,083)

(a)	Forward Swap.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

S&P 500 Index Annual Dividend Future December 2020	USD	6,260,738	Goldman Sachs International	12/18/20	USD	6,261	$1,040,738	$—	$1,040,738
S&P 500 Index Annual Dividend Future December 2021	USD	7,937,925	BNP Paribas S.A.	12/17/21	USD	7,938	343,350	—	343,350

							$1,384,088	$—	$1,384,088

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps

										Premium		Unrealized
Paid by the Fund		Received by the Fund			Effective	Termination	Notional			Paid		Appreciation
References	Frequency	References	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received	)	Depreciation

Shell: Midstream Partners LP	Semi-Annual	3-Month LIBOR minus 0.25%	Quarterly	Goldman Sachs International	N/A	01/22/21	USD	33,570	$849,350	$—		$849,350
Shell: Midstream Partners LP	Semi-Annual	3-Month LIBOR plus 0.25%	Quarterly	Goldman Sachs International	N/A	01/24/21	USD	26,346	2,972,244	—		2,972,244

									$3,821,594	$—		$3,821,594

30

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)		01/25/21 – 05/31/23	$42,572,037	$(5,257,913	)(b)	$36,596,035	0.3%
	Monthly	JPMorgan Chase Bank N.A.	(c)	02/08/23	(15,844,796)	(216,159	)(d)	(16,013,173)	0.1

					$26,727,241	$(5,474,072)		$20,582,862

(a)

The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-194 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD — 1M US Dollar LIBOR BBA and USD — 1W US Dollar LIBOR BBA.

(b)	Amount includes $718,089 of net dividends and financing fees.
(c)

The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 1-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD — 1D Overnight Bank Funding Rate (OBFR01) and USD — 1M US Dollar LIBOR BBA.

(d)	Amount includes $(47,782) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date January 25, 2021 to May 31, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	8,024,189	$51,525,300	140.8%

Total Reference Entity — Long		51,525,300

Reference Entity — Short

Common Stocks

Canada
Lumentum Holdings, Inc.	(742)	(241,588)	(0.7)

China
China Communications Services Corp. Ltd., Class H	(284,000)	(184,110)	(0.5)
China Conch Venture Holdings Ltd.	(44,500)	(191,426)	(0.5)
China Eastern Airlines Corp. Ltd., Class H	(900,000)	(319,947)	(0.9)
China Evergrande Group	(115,000)	(323,058)	(0.9)
China Literature Ltd.	(90,600)	(596,170)	(1.6)
China Molybdenum Co. Ltd., Class H	(828,000)	(336,315)	(0.9)
Longfor Group Holdings Ltd.	(135,500)	(669,646)	(1.8)
Ping An Healthcare and Technology Co. Ltd.	(14,400)	(246,062)	(0.7)
Semiconductor Manufacturing International Corp.	(166,500)	(651,923)	(1.8)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(113,000)	(535,243)	(1.5)
Sunac China Holdings Ltd.	(14,000)	(66,014)	(0.2)
Xiaomi Corp., Class B	(428,800)	(822,035)	(2.2)
ZTO Express Cayman, Inc., ADR	(4,052)	(150,127)	(0.4)

		(5,092,076)

Denmark
Orsted A/S	(4,847)	(690,818)	(1.9)

France
Hermes International	(428)	(346,997)	(0.9)

Hong Kong
China Everbright International Ltd.	(289,000)	(178,660)	(0.5)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
China Resources Gas Group Ltd.	(36,000)	$(177,570)	(0.5)%
China Resources Land Ltd.	(24,000)	(100,030)	(0.3)
Galaxy Entertainment Group Ltd.	(19,000)	(129,575)	(0.4)
Shimao Group Holdings Ltd.	(47,000)	(199,437)	(0.5)
Sino Biopharmaceutical	(420,000)	(548,683)	(1.5)
Wharf Real Estate Investment Co. Ltd.	(87,000)	(307,706)	(0.8)

		(1,641,661)

Italy
Atlantia SpA	(6,643)	(106,429)	(0.3)

Japan
ANA Holdings, Inc.	(9,100)	(188,410)	(0.5)
Line Corp.	(1,200)	(63,499)	(0.2)
Oriental Land Co Ltd.	(2,100)	(253,350)	(0.7)

		(505,259)

Norway
Equinor ASA	(17,658)	(264,749)	(0.7)

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(123,709)	(168,694)	(0.5)

South Korea
Celltrion Healthcare Co. Ltd.	(7,459)	(592,308)	(1.6)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(7,231)	(543,022)	(1.5)

		(1,135,330)

Spain
Caixabank SA	(332,037)	(714,227)	(2.0)

Sweden
Svenska Handelsbanken AB, A Shares	(26,116)	(246,286)	(0.7)
Swedbank AB, A Shares	(19,029)	(308,998)	(0.8)

		(555,284)

Switzerland
Kuehne + Nagel International AG, Registered Shares	(748)	(128,945)	(0.4)
Schindler Holding AG	(485)	(123,280)	(0.3)

		(252,225)

31

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Taiwan
China Steel Corp.	(104,000)	$(70,357)	(0.2)%
Hotai Motor Co. Ltd.	(13,000)	(297,322)	(0.8)
Shanghai Commercial & Savings Bank Ltd.	(33,000)	(47,686)	(0.1)

		(415,365)

United Kingdom
National Grid PLC	(19,405)	(227,657)	(0.6)
Prudential PLC	(5,822)	(83,201)	(0.2)

		(310,858)

United States
Archer Daniels Midland Co.	(2,138)	(91,571)	(0.2)
Boeing Co.	(2,468)	(389,944)	(1.1)
General Dynamics Corp.	(3,502)	(513,883)	(1.4)
Keurig Dr Pepper, Inc.	(22,609)	(691,609)	(1.9)
Marriott International, Inc., Class A	(6,021)	(504,711)	(1.4)
Southwest Airlines Co.	(8,162)	(252,124)	(0.7)

		(2,443,842)

		(14,885,402)

Preferred Stocks

Germany
Sartorius AG	(114)	(43,863)	(0.1)

Total Reference Entity — Short		(14,929,265)

Net Value of Reference Entity — Citibank N.A.		$36,596,035

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
Ramsay Health Care Ltd.	(19,374)	$(856,314)	5.4%
Scentre Group	(222,612)	(322,630)	2.0
Sydney Airport	(22,940)	(85,918)	0.5
Transurban Group	(8,796)	(87,006)	0.6

		(1,351,868)

Brazil
Atacadao SA	(22,252)	(95,721)	0.6
Hapvida Participacoes e Investimentos SA	(27,539)	(343,885)	2.1
Magazine Luiza SA	(29,110)	(450,387)	2.8
Suzano SA	(49,339)	(397,243)	2.5
WEG SA	(11,946)	(154,233)	1.0

		(1,441,469)

Canada
Canadian National Railway Co.	(1,969)	(192,336)	1.2

China
Aluminum Corp. of China Ltd., Class H	(884,000)	(228,021)	1.4
BYD Co. Ltd., Class H	(28,500)	(268,518)	1.7
China Southern Airlines Co. Ltd., Class H	(1,436,000)	(666,305)	4.1
iQIYI, Inc., ADR	(31,648)	(667,773)	4.2

Security	Shares	Value	% of Basket Value

China (continued)
Shenzhou International Group Holdings Ltd.	(11,800)	$(140,948)	0.9%
Tsingtao Brewery Co. Ltd., Class H	(30,000)	(267,435)	1.7

		(2,239,000)

Germany
Knorr-Bremse AG	(4,077)	(477,039)	3.0

Hong Kong
China Everbright International Ltd.	(213,000)	(131,677)	0.8
China Gas Holdings Ltd.	(52,200)	(157,003)	1.0
China Jinmao Holdings Group	(700,000)	(476,639)	3.0
China State Construction International Holdings Ltd.	(432,000)	(255,625)	1.6
Geely Automobile Holdings Ltd.	(249,000)	(522,348)	3.2
Link REIT	(14,700)	(114,059)	0.7
Sun Art Retail Group Ltd.	(44,500)	(61,846)	0.4

		(1,719,197)

Japan
Fast Retailing Co Ltd.	(900)	(478,621)	3.0
Kintetsu Group Holdings Co. Ltd.	(3,600)	(140,264)	0.9
Nippon Paint Holdings Co Ltd.	(7,000)	(478,669)	3.0
Obic Co Ltd.	(700)	(125,531)	0.8
Softbank Group Corp.	(4,100)	(258,599)	1.6
Toyota Industries Corp.	(1,800)	(91,446)	0.5

		(1,573,130)

Singapore
Oversea Chinese Banking Corp.	(7,300)	(45,725)	0.3

South Africa
Capitec Bank Holdings Ltd.	(5,111)	(264,449)	1.6
Shoprite Holdings Ltd.	(31,973)	(195,326)	1.2
Vodacom Group Ltd.	(56,791)	(426,686)	2.7

		(886,461)

South Korea
Samsung C&T Corp.	(3,751)	(334,124)	2.1

Spain
Aena SME SA	(485)	(63,237)	0.4
Amadeus IT Group SA	(3,014)	(150,505)	0.9
Industria de Diseno Textil SA	(5,189)	(137,497)	0.9

		(351,239)

Switzerland
Swisscom AG, Registered Shares	(656)	(348,707)	2.2

United States
Amerisourcebergen Corp.	(2,823)	(282,836)	1.8
Conagra Brands, Inc.	(8,639)	(323,531)	2.0
Dominion Energy, Inc.	(11,415)	(924,957)	5.8
Fox Corp., Class A	(24,605)	(634,071)	3.9
Fox Corp., Class B	(23,518)	(606,059)	3.8
General Mills, Inc.	(1,454)	(91,995)	0.6
Hormel Foods Corp.	(4,277)	(217,528)	1.3
Roper Technologies, Inc.	(2,254)	(974,742)	6.1
Ross Stores, Inc.	(7,726)	(692,790)	4.3
Xcel Energy, Inc.	(1,112)	(76,773)	0.5

		(4,825,282)

		(15,785,577)

32

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

United States (continued)

Preferred Stocks

Brazil
Lojas Americanas SA, Preference Shares	(30,114)	$(196,852)	1.2%

South Korea
Amorepacific Group	(1,070)	(30,744)	0.2

		(227,596)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(16,013,173)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$199,261,431	$374,213	$199,635,644
Common Stocks
Australia	—	27,435,522	37,496,454	64,931,976
Belgium	—	20,565,288	—	20,565,288
Brazil	30,193,317	—	6,772,542	36,965,859
Canada	120,679,428	—	—	120,679,428
Chile	739,982	—	—	739,982
China	127,939,590	376,624,949	—	504,564,539
Denmark	—	14,883,883	—	14,883,883
Finland	—	61,378,417	—	61,378,417
France	—	498,583,574	—	498,583,574
Germany	—	404,777,341	—	404,777,341
Hong Kong	—	174,724,812	—	174,724,812

33

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
India	$4,894,987	$112,618,413	$—	$117,513,400
Indonesia	—	7,324,473	—	7,324,473
Italy	—	375,270,880	—	375,270,880
Japan	—	500,224,341	—	500,224,341
Mexico	780,295	—	—	780,295
Netherlands	128,085,994	439,526,447	—	567,612,441
Poland	—	152,653	—	152,653
Portugal	—	4,676,044	—	4,676,044
Saudi Arabia	—	96,344	—	96,344
Singapore	—	60,357,291	—	60,357,291
South Africa	—	6,126,556	—	6,126,556
South Korea	—	41,275,792	—	41,275,792
Spain	—	65,302,569	—	65,302,569
Sweden	—	85,419,037	—	85,419,037
Switzerland	9,575,447	268,026,726	—	277,602,173
Taiwan	—	249,733,700	—	249,733,700
Thailand	—	11,709,848	—	11,709,848
Turkey	—	971,133	—	971,133
United Arab Emirates	—	—	29	29
United Kingdom	356,944	285,892,724	35,485,953	321,735,621
United States	8,997,892,668	85,396,817	24,382,343	9,107,671,828
Zambia	10,803,114	—	—	10,803,114
Corporate Bonds
Australia	—	1,165,577	161,659,193	162,824,770
Brazil	—	11,257,546	—	11,257,546
Canada	—	7,291,891	—	7,291,891
Cayman Islands	—	1,173,987	—	1,173,987
Chile	—	12,263,839	—	12,263,839
China	—	3,117,974	—	3,117,974
Colombia	—	9,537,915	—	9,537,915
France	—	7,064,631	—	7,064,631
Germany	—	12,225,545	—	12,225,545
Greece	—	14,635,184	—	14,635,184
India	—	275,022	1	275,023
Indonesia	—	5,910,773	—	5,910,773
Italy	—	6,114,867	—	6,114,867
Japan	—	23,887,227	—	23,887,227
Luxembourg	—	22,743,237	—	22,743,237
Malaysia	—	3,059,864	—	3,059,864
Mexico	—	8,361,128	—	8,361,128
Netherlands	—	23,835,425	—	23,835,425
Peru	—	369,537	—	369,537
Saudi Arabia	—	6,677,075	—	6,677,075
Singapore	10,745,852	—	—	10,745,852
South Korea	—	1,770,305	—	1,770,305
Spain	—	4,063,663	—	4,063,663
Switzerland	—	17,668,341	—	17,668,341
Turkey	—	—	17,789,355	17,789,355
United Arab Emirates	—	6,112,525	—	6,112,525
United Kingdom	—	6,822,484	—	6,822,484
United States	—	1,306,226,213	—	1,306,226,213
Floating Rate Loan Interests	—	192,406,190	31,789,567	224,195,757
Foreign Agency Obligations	—	1,521,265,930	—	1,521,265,930
Investment Companies	1,266,713,436	—	—	1,266,713,436
Non-Agency Mortgage-Backed Securities	—	122,200,148	—	122,200,148
Preferred Securities
Capital Trusts	—	114,500,138	—	114,500,138
Preferred Stocks
Brazil	5,473,206	—	—	5,473,206
Germany	—	121,054	—	121,054
United States	43,927,315	35,643,072	222,966,944	302,537,331

34

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Stocks (continued)
Trust Preferreds	$42,938,385	$—	$—	$42,938,385
Rights	4,313,027	—	—	4,313,027
U.S. Government Sponsored Agency Securities	—	451,111,916	—	451,111,916
U.S. Treasury Obligations	—	1,631,692,767	—	1,631,692,767
Warrants	—	—	852,803	852,803
Short-Term Securities
Foreign Agency Obligations	—	883,106,501	—	883,106,501
Money Market Funds	55,369,884	—	—	55,369,884
Time Deposits	—	9,470,813	—	9,470,813
U.S. Treasury Obligations	—	728,561,340	—	728,561,340
Options Purchased
Equity Contracts	176,533,934	41,755,077	—	218,289,011
Foreign Currency Exchange Contracts	—	28,581,652	—	28,581,652
Interest Rate Contracts	—	35,462,810	—	35,462,810
Unfunded Floating Rate Loan Interests	—	—	—	—
Liabilities
Investments
Investments Sold Short
Common Stocks	(10,608,915)	—	—	(10,608,915)

	$11,027,347,890	$11,697,848,188	$539,569,397	23,264,765,475

Investments Valued at NAV(a)				241,326,654

				$23,506,092,129

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$5,966,924	$—	$5,966,924
Equity Contracts	4,617,975	5,205,682	—	9,823,657
Foreign Currency Exchange Contracts	—	82,837,110	—	82,837,110
Interest Rate Contracts	32,521,072	7,101,579	—	39,622,651
Liabilities
Credit Contracts	—	(11,273,951)	—	(11,273,951)
Equity Contracts	(220,905,296)	(51,099,161)	—	(272,004,457)
Foreign Currency Exchange Contracts	—	(45,415,743)	—	(45,415,743)
Interest Rate Contracts	(13,146,244)	(81,059,354)	—	(94,205,598)

	$(196,912,493)	$(87,736,914)	$—	$(284,649,407)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of October 31, 2019	$—	$37,705,545	$177,284,776	$—	$156,271,267	$—	$371,261,588
Transfers into Level 3	—	32,700,907	—	—	—	—	32,700,907
Transfers out of Level 3	—	—	(444)	—	—	—	(444)
Accrued discounts (premiums)	—	—	(208,689)	39,319	—	—	(169,370)
Realized gain (loss)	—	(31,106,631)	—	—	74	—	(31,106,557)
Net change in unrealized appreciation (depreciation)(a)	(787)	11,602,163	(664,581)	1,621,908	26,737,315	852,802	40,148,820

35

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Warrants	Total

Purchases	$375,000	$66,990,996	$3,037,487	$52,301,680	$39,971,442	1	$162,676,606
Sales	—	(13,755,659)	—	(22,173,340)	(13,154)	$—	(35,942,153)

Closing balance, as of July 31, 2020	$374,213	$104,137,321	$179,448,549	$31,789,567	$222,966,944	$852,803	$539,569,397

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020(c)	$(787)	$(9,856,407)	$(664,581)	$1,621,908	$26,737,421	$852,802	$18,690,356

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $24,208,811. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobserable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$97,364,750	Market	Revenue Multiple	3.13x - 15.25x		3.43x
			EBITDA	32.00x		—
			Time to Exit	1.8 years		—
			Volatility	52%		—
			Recent Transactions	—		—
		Income	Discount Rate	15%
Corporate Bonds	179,448,548	Income	Discount Rate	15% - 29%		16%
Floating Rate Loan Interests	7,955,000	Income	Discount Rate	11%		—
Preferred Stocks(b)(c)	229,739,486	Market	Revenue Multiple	7.00x - 15.25x		10.83x
			Time to Exit	1.2 years - 3.0 years		2.1 years
			Volatility	42% - 55%		51%
			Recent Transactions	—		—
Warrants	852,802	Market	Revenue Multiple	7.00x - 9.05x		7.63x
			Time to Exit	1.2 years - 2.8 years		2.3 years
			Volatility	42% - 52%		45%

	$515,360,586

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period ended July 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $40,668,349 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period ended July 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $46,658,135 changed to Current Value Method. The investments were previously valued utilizing Probability-Weighted Expected Return Method. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

Currency Abbreviation (continued)

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

36

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Allocation Fund, Inc.

Currency Abbreviation (continued)

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SPDR	Standard & Poor’s Depository Receipt

37